UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22987

Pioneer ILS Interval Fund
(Exact name of registrant as specified in charter)

60 State Street,
Boston, MA 02109
(Address of principal executive offices) (ZIP code)

Christopher J. Kelley,
Victory Capital Management Inc.
60 State Street, Boston, MA 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code: (617)
742-7825
Date
of fiscal year end: October 31
Date of reporting period: April 30, 2025

Form
N-CSR
is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to shareholders under Rule
30e-1
under the Investment Company Act of 1940 (17 CFR
270.30e-1). The
Commission may use the information provided on Form
N-CSR
in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form
N-CSR,
and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form
N-CSR
unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORT TO STOCKHOLDERS.

Pioneer ILS Interval Fund
Semi-Annual Report | April 30, 2025

Ticker Symbol: XILSX

visit us:

vcm.com

Pioneer ILS Interval Fund |
Semi-Annual
 |
4/30/25

Portfolio Summary  |  4/30/25
Portfolio Diversification

(As a percentage of total investments)*
Sector Diversification by Risk

(As a percentage of total investments)*

Pioneer ILS Interval Fund |
Semi-Annual
 |
4/30/25

10 Largest Holdings

(As a percentage of total investments)*
1.	PI0047 2024-1, 12/31/29	7.89%
2.	Thopas Re 2025, 12/31/30	6.98
3.	Gullane Re 2025, 12/31/30	6.61
4.	Berwick Re 2025, 12/31/30	6.08
5.	Torricelli Re 2024, 6/30/30	5.20
6.	Bantry Re 2025, 12/31/30	4.42
7.	Merion Re 2022-2, 12/31/27	4.06
8.	Sector Re V, 12/1/29 (144A)	3.93
9.	Carnoustie Re 2025, 12/31/30	3.73
10.	Pangaea Re 2024-3, 7/1/28	3.54
*  Excludes short-term investments and all derivative contracts except for options purchased. The Fund is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any securities.
Pioneer ILS Interval Fund |
Semi-Annual
 |
4/30/25

Prices and Distributions  |  4/30/25
Net Asset Value per Share
	4/30/25	10/31/24
Net Asset Value	$9.05	$9.75
Distributions per Share
	Net Investment Income	Short-Term Capital Gains	Long-Term Capital Gains
11/1/24 – 4/30/25	$1.1664	$—	$—
Index Definition
The
ICE Bank of America (ICE BofA) 3-Month U.S. Treasury Bill Index
is an unmanaged market index of U.S. Treasury securities maturing in 90 days, that assumes reinvestment of all income. Indices are unmanaged and their returns assume reinvestment of dividends and do not reflect any fees or expenses associated with a closed-end interval fund. It is not possible to invest directly in an index.
The index defined here pertains to the “Value of $1,000,000 Investment” chart appearing on page 5.

Pioneer ILS Interval Fund |
Semi-Annual
 |
4/30/25

Performance Update  |  4/30/25
Investment Returns

The mountain chart on the right shows the change in market value, including the reinvestment of dividends and distributions, of a $1,000,000 investment made in common shares of Pioneer ILS Interval Fund during the periods shown, compared to that of the ICE Bank of America (ICE BofA) 3-Month U.S. Treasury Bill Index.
Average Annual Total Return (As of April 30, 2025)
Period	Net Asset Value (NAV)	ICE BofA 3-Month U.S. Treasury Bill Index
10 Years	5.45%	1.90%
5 Years	8.59	2.62
1 Year	14.20	4.88
Expense Ratio (Per prospectus dated March 1, 2025)
Gross
2.10%
Value of $1,000,000 Investment
Call 1-800-225-6292 or visit www.pioneerinvestments.com  for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
Performance data shown represents past performance. Past performance is no guarantee of future results. Investment return and market price will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.
NAV results represent the percent change in net asset value per share. Performance, including short-term performance, is not indicative of future results. All results are historical and assume the reinvestment of dividends and capital gains.
The Fund does not assess a sales charge. Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.
The performance table and graph do not reflect the deduction of fees and taxes that a shareholder would pay on Fund distributions.
Please refer to the financial highlights for a more current expense ratio.
Pioneer ILS Interval Fund |
Semi-Annual
 |
4/30/25

Schedule of Investments  |  4/30/25
(unaudited)

Principal Amount USD ($)		Value
	Insurance-Linked Securities — 94.2% of Net Assets#
	Event Linked Bonds — 20.6%
	Earthquake – Canada — 0.2%
1,000,000(a)	Ursa Re, 11.786%, (3 Month U.S. Treasury Bill + 750 bps), 2/22/28 (144A)	$ 1,009,600
	Earthquakes – California — 0.8%
2,750,000(a)	Torrey Pines Re, 8.776%, (1 Month U.S. Treasury Bill + 450 bps), 6/7/28 (144A)	$ 2,749,919
2,250,000(a)	Torrey Pines Re, 10.776%, (1 Month U.S. Treasury Bill + 650 bps), 6/7/28 (144A)	2,249,992
		$ 4,999,911

	Earthquakes – Chile — 0.1%
750,000(a)	International Bank for Reconstruction & Development, 9.151%, (SOFR + 479 bps), 3/31/26 (144A)	$ 760,875
	Earthquakes – Mexico — 0.2%
1,000,000(a)	International Bank for Reconstruction & Development, 8.583%, (SOFR + 422 bps), 4/24/28 (144A)	$ 1,026,900
500,000(a)	International Bank for Reconstruction & Development, 15.583%, (SOFR + 1,122 bps), 4/24/28 (144A)	502,500
		$ 1,529,400

	Earthquakes – U.S. — 0.2%
1,500,000(a)	Veraison Re, 9.024%, (3 Month U.S. Treasury Bill + 474 bps), 3/8/27 (144A)	$ 1,537,200
	Flood – U.S. — 2.8%
12,900,000(a)	FloodSmart Re, 18.286%, (3 Month U.S. Treasury Bill + 1,400 bps), 3/12/27 (144A)	$ 13,155,420
2,450,000(a)	FloodSmart Re, 21.436%, (1 Month U.S. Treasury Bill + 1,715 bps), 3/11/26 (144A)	2,412,270
2,500,000(a)	FloodSmart Re, 21.536%, (3 Month U.S. Treasury Bill + 1,725 bps), 3/12/27 (144A)	2,425,500
750,000(a)	FloodSmart Re, 26.676%, (1 Month U.S. Treasury Bill + 2,240 bps), 3/11/26 (144A)	627,750
		$ 18,620,940

	Multiperil – Puerto Rico — 0.0% †
250,000(a)	Puerto Rico Parametric Re, 13.276%, (1 Month U.S. Treasury Bill + 900 bps), 6/7/27 (144A)	$ 258,925
The accompanying notes are an integral part of these financial statements.

Pioneer ILS Interval Fund |
Semi-Annual
 |
4/30/25

Principal Amount USD ($)		Value
	Multiperil – U.S. — 3.2%
1,000,000(a)	Atela Re, Ltd., 18.526%, (3 Month U.S. Treasury Bill + 1,425 bps), 5/9/27 (144A)	$ 1,075,800
750,000(a)	Four Lakes Re, 13.773%, (3 Month U.S. Treasury Bill + 950 bps), 1/7/27 (144A)	776,925
2,500,000(a)	Herbie Re, 10.284%, (3 Month U.S. Treasury Bill + 600 bps), 1/7/28 (144A)	2,400,750
1,500,000(a)	Herbie Re, 13.273%, (3 Month U.S. Treasury Bill + 900 bps), 1/7/28 (144A)	1,436,400
500,000(a)	Herbie Re, 15.036%, (3 Month U.S. Treasury Bill + 1,075 bps), 1/8/29 (144A)	507,550
1,000,000(a)	Herbie Re, 27.286%, (3 Month U.S. Treasury Bill + 2,300 bps), 1/8/27 (144A)	966,900
350,000(a)	Hypatia Re, 14.776%, (3 Month U.S. Treasury Bill + 1,050 bps), 4/8/26 (144A)	363,440
1,500,000(a)	Merna Re II, 11.526%, (3 Month U.S. Treasury Bill + 725 bps), 7/7/27 (144A)	1,561,200
2,000,000(a)	Merna Re II, 11.806%, (3 Month U.S. Treasury Bill + 753 bps), 7/7/25 (144A)	2,015,000
1,000,000(a)	Merna Re II, 12.026%, (3 Month U.S. Treasury Bill + 775 bps), 7/7/26 (144A)	1,023,500
3,000,000(a)	Merna Re II, 12.776%, (3 Month U.S. Treasury Bill + 850 bps), 7/7/27 (144A)	3,046,800
2,500,000(a)	Mystic Re, 16.286%, (3 Month U.S. Treasury Bill + 1,200 bps), 1/8/27 (144A)	2,609,000
250,000(a)	Sanders Re, 8.286%, (3 Month U.S. Treasury Bill + 400 bps), 4/7/29 (144A)	245,850
1,250,000(a)	Sanders Re, 9.536%, (3 Month U.S. Treasury Bill + 525 bps), 4/7/29 (144A)	1,246,875
1,975,000(a)	Sanders Re, 10.036%, (3 Month U.S. Treasury Bill + 575 bps), 4/7/28 (144A)	2,036,620
250,000(a)	Sanders Re III, 9.826%, (3 Month U.S. Treasury Bill + 555 bps), 4/7/27 (144A)	255,700
		$ 21,568,310

	Multiperil – U.S. & Canada — 3.3%
2,000,000(a)	Bridge Street Re, 8.276%, (3 Month U.S. Treasury Bill + 400 bps), 1/7/28 (144A)	$ 1,991,000
1,000,000(a)	Easton Re, 11.776%, (3 Month U.S. Treasury Bill + 750 bps), 1/8/27 (144A)	1,013,100
2,750,000(a)	Galileo Re, 11.276%, (3 Month U.S. Treasury Bill + 700 bps), 1/7/28 (144A)	2,851,750
1,500,000(a)	Kilimanjaro II Re, 11.536%, (3 Month U.S. Treasury Bill + 725 bps), 6/30/28 (144A)	1,576,800
The accompanying notes are an integral part of these financial statements.
Pioneer ILS Interval Fund |
Semi-Annual
 |
4/30/25

Schedule of Investments  |  4/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Multiperil – U.S. & Canada — (continued)
250,000(a)	Matterhorn Re, 10.12%, (SOFR + 575 bps), 12/8/25 (144A)	$ 244,775
2,000,000(a)	Mona Lisa Re, 11.286%, (3 Month U.S. Treasury Bill + 700 bps), 7/8/25 (144A)	2,001,000
2,000,000(a)	Mona Lisa Re, 16.786%, (3 Month U.S. Treasury Bill + 1,250 bps), 1/8/26 (144A)	2,048,600
5,000,000(a)	Northshore Re II, 9.286%, (3 Month U.S. Treasury Bill + 500 bps), 4/7/28 (144A)	4,978,500
3,000,000(a)	Ocelot Re, 8.786%, (3 Month U.S. Treasury Bill + 450 bps), 2/26/29 (144A)	2,985,000
2,000,000(a)	Ramble Re, 10.523%, (3 Month U.S. Treasury Bill + 625 bps), 3/5/27 (144A)	1,992,200
		$ 21,682,725

	Multiperil – U.S. Regional — 0.3%
2,345,320(a)	Matterhorn Re, 1.50%, (3 Month U.S. Treasury Bill + 150 bps), 1/8/27 (144A)	$ 2,088,977
	Multiperil – Worldwide — 0.4%
2,000,000(a)	Kendall Re, 10.523%, (3 Month U.S. Treasury Bill + 625 bps), 4/30/27 (144A)	$ 2,092,400
750,000(a)	Kendall Re, 12.023%, (3 Month U.S. Treasury Bill + 775 bps), 4/30/27 (144A)	773,625
		$ 2,866,025

	Windstorm – Florida — 3.1%
1,000,000(a)	Armor Re, 14.526%, (3 Month U.S. Treasury Bill + 1,025 bps), 5/7/27 (144A)	$ 1,043,700
3,000,000(a)	First Coast Re, 11.773%, (3 Month U.S. Treasury Bill + 750 bps), 3/10/28 (144A)	2,992,500
1,500,000(a)	Hestia Re, 11.026%, (1 Month U.S. Treasury Bill + 675 bps), 3/13/28 (144A)	1,488,750
2,000,000(a)	Hestia Re, 12.526%, (1 Month U.S. Treasury Bill + 825 bps), 3/13/28 (144A)	1,982,600
1,000,000(a)	Integrity Re, 12.273%, (1 Month U.S. Treasury Bill + 800 bps), 6/6/27 (144A)	991,100
1,000,000(a)	Integrity Re, 12.276%, (1 Month U.S. Treasury Bill + 800 bps), 6/6/28 (144A)	991,500
500,000(a)	Integrity Re, 14.023%, (1 Month U.S. Treasury Bill + 975 bps), 6/6/28 (144A)	495,100
1,000,000(a)	Integrity Re, 14.026%, (1 Month U.S. Treasury Bill + 975 bps), 6/6/27 (144A)	989,600
2,250,000(a)	Integrity Re, 16.523%, (1 Month U.S. Treasury Bill + 1,225 bps), 6/6/28 (144A)	2,245,050
The accompanying notes are an integral part of these financial statements.

Pioneer ILS Interval Fund |
Semi-Annual
 |
4/30/25

Principal Amount USD ($)		Value
	Windstorm – Florida — (continued)
1,000,000(a)	Integrity Re, 17.536%, (1 Month U.S. Treasury Bill + 1,325 bps), 6/6/26 (144A)	$ 1,030,900
1,000,000(a)	Integrity Re, 27.286%, (1 Month U.S. Treasury Bill + 2,300 bps), 6/6/26 (144A)	1,019,800
1,250,000(a)	Integrity Re, 29.773%, (1 Month U.S. Treasury Bill + 2,550 bps), 6/6/27 (144A)	1,223,375
1,000,000(a)	Marlon Re, 11.286%, (3 Month U.S. Treasury Bill + 700 bps), 6/7/27 (144A)	1,023,400
500,000(a)	Merna Re II, 13.026%, (3 Month U.S. Treasury Bill + 875 bps), 7/7/27 (144A)	514,000
2,500,000(a)	Palm Re, 13.784%, (1 Month U.S. Treasury Bill + 950 bps), 6/7/27 (144A)	2,622,750
		$ 20,654,125

	Windstorm – Louisiana — 0.2%
1,000,000(a)	Bayou Re, 23.986%, (1 Month U.S. Treasury Bill + 1,970 bps), 5/26/26 (144A)	$ 1,081,000
	Windstorm – Mexico — 0.3%
2,000,000(a)	International Bank for Reconstruction & Development, 18.073%, (SOFR + 1,372 bps), 4/24/28 (144A)	$ 2,030,600
	Windstorm - New York — 0.6%
4,250,000(a)	MetroCat Re, 5.75%, (3 Month U.S. Treasury Bill + 575 bps), 5/8/26 (144A)	$ 4,256,800
	Windstorm – North Carolina — 0.9%
5,800,000(a)	Cape Lookout Re, 11.176%, (1 Month U.S. Treasury Bill + 690 bps), 3/13/32 (144A)	$ 5,823,200
	Windstorm – Texas — 0.8%
2,000,000(a)	Alamo Re, 12.023%, (1 Month U.S. Treasury Bill + 775 bps), 6/7/27 (144A)	$ 2,084,600
3,000,000(a)	Alamo Re, 15.523%, (1 Month U.S. Treasury Bill + 1,125 bps), 6/7/26 (144A)	3,119,700
		$ 5,204,300

	Windstorm – U.S. Gulf — 0.1%
500,000(a)	3264 Re, 22.273%, (3 Month U.S. Treasury Bill + 1,800 bps), 7/8/27 (144A)	$ 527,700
	Windstorm – U.S. Multistate — 1.2%
4,000,000(a)	Citrus Re, 12.023%, (3 Month U.S. Treasury Bill + 775 bps), 6/7/28 (144A)	$ 3,967,200
1,750,000(a)	Gateway Re, 4.286%, (3 Month U.S. Treasury Bill + 0 bps), 12/22/25 (144A)	1,640,275
The accompanying notes are an integral part of these financial statements.
Pioneer ILS Interval Fund |
Semi-Annual
 |
4/30/25

Schedule of Investments  |  4/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Windstorm – U.S. Multistate — (continued)
1,250,000(a)	Gateway Re, 9.786%, (1 Month U.S. Treasury Bill + 550 bps), 7/8/27 (144A)	$ 1,243,125
1,000,000(a)	Gateway Re, 14.286%, (1 Month U.S. Treasury Bill + 1,000 bps), 7/8/26 (144A)	998,300
		$ 7,848,900

	Windstorm – U.S. Regional — 0.6%
1,000,000(a)	Citrus Re, 13.056%, (3 Month U.S. Treasury Bill + 877 bps), 6/7/26 (144A)	$ 1,035,600
1,250,000(a)	Citrus Re, 13.526%, (3 Month U.S. Treasury Bill + 925 bps), 6/7/27 (144A)	1,316,125
1,750,000(a)	Citrus Re, 14.776%, (3 Month U.S. Treasury Bill + 1,050 bps), 6/7/27 (144A)	1,851,150
		$ 4,202,875

	Winterstorm – Florida — 1.3%
5,000,000(a)	Integrity Re, 17.146%, (1 Month U.S. Treasury Bill + 1,286 bps), 6/6/25 (144A)	$ 5,037,500
3,500,000(a)	Lightning Re, 15.286%, (3 Month U.S. Treasury Bill + 1,100 bps), 3/31/26 (144A)	3,594,500
		$ 8,632,000

	Total Event Linked Bonds	$137,184,388

Face Amount USD ($)
	Collateralized Reinsurance — 19.2%
	Multiperil – Massachusetts — 0.1%
750,000(b)(c) +	Portsalon Re 2022, 5/31/28	$ 687,690
	Multiperil – U.S. — 8.2%
13,944,962(c) +	Ballybunion Re 2022, 12/31/27	$ —
4,000,000(b)(c) +	Cheltenham-PI0051 Re 2024, 5/31/30	4,185,562
46,241,115(b)(c) +	PI0047 2024-1, 12/31/29	49,424,636
11,084,286(b)(c) +	Riviera Re 2018-2, 4/30/26	443,371
		$ 54,053,569

	Multiperil – Worldwide — 10.9%
8,750,000(b)(c) +	Amarnath Re 2025, 12/31/30	$ 8,045,029
10,000,000(b)(c) +	Cerulean Re 2018-B1, 7/31/25	—
7,900,000(c) +	Dartmouth Re 2021, 12/31/25	—
8,750,000(b)(c) +	Epsom Re 2025, 12/31/30	7,867,389
14,250,000(b)(c) +	Gamboge Re, 3/31/30	7,142,997
The accompanying notes are an integral part of these financial statements.

Pioneer ILS Interval Fund |
Semi-Annual
 |
4/30/25

Face Amount USD ($)		Value
	Multiperil – Worldwide — (continued)
16,250,000(b)(c) +	Gamboge Re 2025, 3/31/31	$ 14,132,126
6,150,000(b)(c) +	Kingston Heath Re 2025, 12/31/30	5,284,991
5,273,540(b)(c) +	Lindrick Re 2018, 6/16/25	560,050
12,650,000(b)(c) +	Merion Re 2025-1, 12/31/30	11,472,661
13,750,000(b)(c) +	Old Head Re 2025, 12/31/30	11,505,902
2,767,000(b)(c) +	Phoenix 3 Re, 1/4/39	3,048,681
2,500,000(b)(c) +	Pine Valley Re 2025, 12/31/29	2,257,525
5,150,000(b)(c) +	Portsalon Re 2021, 6/30/25	193,780
8,050,000(b)(c) +	Walton Health Re 2019, 6/30/25	11,084
5,250,000(b)(c) +	Walton Health Re 2022, 12/15/27	765,205
		$ 72,287,420

	Windstorm – North Carolina — 0.0% †
2,275,000(c) +	Mangrove Risk Solutions, 4/30/30	$ 39,357
500,000(c) +	Mangrove Risk Solutions, 4/30/30	5,800
250,000(c) +	Mangrove Risk Solutions, 4/30/30	1,825
		$ 46,982

	Windstorm – U.S. Regional — 0.0% †
5,710,625(c) +	Oakmont Re 2024, 4/1/30	$ 146,525
	Total Collateralized Reinsurance	$127,222,186

	Reinsurance Sidecars — 54.4%
	Multiperil – U.S. — 3.5%
24,301,637(b)(c) +	Carnoustie Re 2025, 12/31/30	$ 23,350,241
13,440,056(b)(c) +	Clearwater Re 2023, 3/31/29	13,440
33,700,000(b)(d) +	Harambee Re 2018, 12/31/25	33,700
27,831,163(b)(d) +	Harambee Re 2019, 12/31/25	—
27,000,000(b)(d) +	Harambee Re 2020, 12/31/25	—
		$ 23,397,381

	Multiperil – U.S. Regional — 0.0%
5,110,275(b)(c) +	Brotherhood Re, 1/31/26	$ —
	Multiperil – Worldwide — 50.9%
2,000,000(b)(d) +	Alturas Re 2020-3, 9/30/25	$ —
7,273,599(b)(d) +	Alturas Re 2021-3, 7/31/25	333,858
7,796,973(d) +	Alturas Re 2022-2, 12/31/27	414,019
9,295,000(b)(c) +	Banbury-PI0050 Re 2024, 3/31/30	10,410,400
29,560,000(b)(c) +	Bantry Re 2025, 12/31/30	27,658,940
51,030,677(b)(c) +	Berwick Re 2020-1, 12/31/25	—
40,774,052(b)(c) +	Berwick Re 2025, 12/31/30	38,063,468
12,537,552(b)(c) +	Clearwater Re 2024, 3/31/30	15,421,189
6,545,000(b)(c) +	Clearwater Re 2025, 12/31/30	6,555,043
The accompanying notes are an integral part of these financial statements.
Pioneer ILS Interval Fund |
Semi-Annual
 |
4/30/25

Schedule of Investments  |  4/30/25
(unaudited) (continued)
Face Amount USD ($)		Value
	Multiperil – Worldwide — (continued)
3,340,000(b)(c) +	Eden Re II, 3/20/26 (144A)	$ 132,297
125,000(c) +	Eden Re II, 3/19/27 (144A)	408,064
123,000(c) +	Eden Re II, 3/17/28 (144A)	1,659,052
12,100,000(b)(c) +	Eden Re II, 3/19/30 (144A)	11,292,930
22,970,000(b)(c) +	Gleneagles Re 2021, 12/31/25	2,297
17,548,844(b)(c) +	Gleneagles Re 2022, 12/31/27	2,632,327
50,310,000(b)(c) +	Gullane Re 2025, 12/31/30	41,411,950
13,577,448(b)(d) +	Lorenz Re 2019, 6/30/25	99,115
31,748,721(b)(c) +	Merion Re 2022-2, 12/31/27	25,405,768
28,383,000(c) +	Pangaea Re 2021-3, 7/1/25	—
20,650,000(b)(c) +	Pangaea Re 2024-3, 7/1/28	22,157,684
23,150,000(b)(c) +	Pangaea Re 2025-1, 12/31/30	20,099,347
9,045,000(b)(c) +	Rosapenna Re 2024, 6/30/30	9,857,662
20,646(b)(c) +	Sector Re V, 12/1/28 (144A)	460,331
10,710(b)(c) +	Sector Re V, 12/1/28 (144A)	238,794
24,000,000(b)(c) +	Sector Re V, 12/1/29 (144A)	24,611,422
20,750,000(c) +	Sussex Re 2022, 12/31/27	—
19,180,000(b)(d) +	Thopas Re 2020, 12/31/25	3,836
40,000,000(d) +	Thopas Re 2021, 12/31/25	372,000
43,771,241(d) +	Thopas Re 2022, 12/31/27	—
45,672,917(d) +	Thopas Re 2023, 12/31/28	41,106
45,672,917(d) +	Thopas Re 2024, 12/31/29	420,191
48,350,000(b)(d) +	Thopas Re 2025, 12/31/30	43,698,730
28,214,522(b)(d) +	Torricelli Re 2021, 7/31/25	169,287
26,000,000(d) +	Torricelli Re 2022, 6/30/28	72,800
27,000,000(d) +	Torricelli Re 2023, 6/30/29	372,600
32,500,000(b)(d) +	Torricelli Re 2024, 6/30/30	32,557,947
27,500,000(b)(d) +	Viribus Re 2018, 12/31/25	—
11,676,844(b)(d) +	Viribus Re 2019, 12/31/25	—
17,333,977(b)(d) +	Viribus Re 2020, 12/31/25	532,153
18,736,586(b)(d) +	Viribus Re 2022, 12/31/27	232,334
23,750,000(d) +	Viribus Re 2023, 12/31/28	7,125
3,958,334(d) +	Viribus Re 2024, 12/31/29	777,417
		$338,583,483

	Total Reinsurance Sidecars	$ 361,980,864

	Total Insurance-Linked Securities (Cost $620,648,769)	$626,387,438

The accompanying notes are an integral part of these financial statements.

Pioneer ILS Interval Fund |
Semi-Annual
 |
4/30/25

Shares		Value
SHORT TERM INVESTMENTS — 5.8% of Net Assets
Open-End Fund — 5.8%
38,690,907(e)	Dreyfus Government Cash Management, Institutional Shares, 4.21%	$ 38,690,907
$ 38,690,907

	TOTAL SHORT TERM INVESTMENTS (Cost $38,690,907)	$ 38,690,907

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 100.0% (Cost $659,339,676)	$ 665,078,345
	OTHER ASSETS AND LIABILITIES — 0.0% †	$ 22,568
	net assets — 100.0%	$ 665,100,913

bps	Basis Points.
SOFR	Secured Overnight Financing Rate.
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At April 30, 2025, the value of these securities amounted to $175,987,278, or 26.5% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at April 30, 2025.
(b)	Non-income producing security.
(c)	Issued as participation notes.
(d)	Issued as preference shares.
(e)	Rate periodically changes. Rate disclosed is the 7-day yield at April 30, 2025.
+	Security is valued using significant unobservable inputs (Level 3).
†	Amount rounds to less than 0.1%.
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
3264 Re	6/24/2024	$ 500,000	$ 527,700
Alamo Re	4/4/2024	2,000,000	2,084,600
Alamo Re	4/4/2024	3,000,000	3,119,700
Alturas Re 2020-3	7/1/2020	—	—
Alturas Re 2021-3	7/1/2021	704,575	333,858
Alturas Re 2022-2	1/18/2022	—	414,019
Amarnath Re 2025	3/11/2025	7,506,042	8,045,029
Armor Re	4/11/2024	1,000,000	1,043,700
Atela Re, Ltd.	4/29/2024	1,000,000	1,075,800
Ballybunion Re 2022	3/9/2022	—	—
Banbury-PI0050 Re 2024	8/19/2024	9,295,000	10,410,400
Bantry Re 2025	1/15/2025	27,375,724	27,658,940
The accompanying notes are an integral part of these financial statements.
Pioneer ILS Interval Fund |
Semi-Annual
 |
4/30/25

Schedule of Investments  |  4/30/25
(unaudited) (continued)
Restricted Securities	Acquisition date	Cost	Value
Bayou Re	2/5/2024	$ 1,025,114	$ 1,081,000
Berwick Re 2020-1	9/18/2020	—	—
Berwick Re 2025	1/15/2025	37,114,145	38,063,468
Bridge Street Re	12/24/2024	2,000,000	1,991,000
Brotherhood Re	1/22/2018	773,987	—
Cape Lookout Re	2/27/2025	5,800,000	5,823,200
Carnoustie Re 2025	1/14/2025	23,798,066	23,350,241
Cerulean Re 2018-B1	9/10/2018	2,224,560	—
Cheltenham-PI0051 Re 2024	7/1/2024	3,146,012	4,185,562
Citrus Re	4/27/2023	1,000,000	1,035,600
Citrus Re	3/19/2024	1,250,000	1,316,125
Citrus Re	3/19/2024	1,750,000	1,851,150
Citrus Re	3/5/2025	4,000,000	3,967,200
Clearwater Re 2023	5/3/2023	—	13,440
Clearwater Re 2024	5/6/2024	12,537,552	15,421,189
Clearwater Re 2025	1/15/2025	6,545,000	6,555,043
Dartmouth Re 2021	1/19/2021	—	—
Easton Re	5/16/2024	990,026	1,013,100
Eden Re II	1/21/2022	65,490	132,297
Eden Re II	1/17/2023	—	408,064
Eden Re II	1/10/2024	—	1,659,052
Eden Re II	12/27/2024	12,100,000	11,292,930
Epsom Re 2025	4/16/2025	7,201,250	7,867,389
First Coast Re	2/21/2025	3,000,000	2,992,500
FloodSmart Re	2/23/2023	2,450,000	2,412,270
FloodSmart Re	2/23/2023	750,000	627,750
FloodSmart Re	2/29/2024	12,900,000	13,155,420
FloodSmart Re	2/29/2024	2,500,000	2,425,500
Four Lakes Re	2/2/2024	750,459	776,925
Galileo Re	5/2/2024	2,745,137	2,851,750
Gamboge Re	5/9/2024	4,611,773	7,142,997
Gamboge Re 2025	4/23/2025	14,088,336	14,132,126
Gateway Re	7/14/2023	1,000,000	998,300
Gateway Re	3/11/2024	1,250,000	1,243,125
Gateway Re	2/12/2025	1,663,496	1,640,275
Gleneagles Re 2021	1/13/2021	420,351	2,297
Gleneagles Re 2022	1/18/2022	7,329,006	2,632,327
Gullane Re 2025	1/15/2025	41,441,541	41,411,950
Harambee Re 2018	12/19/2017	585,485	33,700
Harambee Re 2019	12/20/2018	—	—
Harambee Re 2020	2/27/2020	—	—
Herbie Re	2/15/2024	2,500,000	2,400,750
Herbie Re	2/15/2024	1,500,000	1,436,400
Herbie Re	12/17/2024	500,000	507,550
Herbie Re	12/17/2024	1,000,000	966,900
Hestia Re	2/27/2025	1,500,000	1,488,750
Hestia Re	2/27/2025	2,000,000	1,982,600
Hypatia Re	3/27/2023	350,000	363,440
Integrity Re	3/23/2023	5,014,617	5,037,500
The accompanying notes are an integral part of these financial statements.

Pioneer ILS Interval Fund |
Semi-Annual
 |
4/30/25

Restricted Securities	Acquisition date	Cost	Value
Integrity Re	3/1/2024	$ 1,000,000	$ 1,030,900
Integrity Re	3/1/2024	1,000,000	1,019,800
Integrity Re	2/21/2025	1,000,000	991,500
Integrity Re	2/21/2025	500,000	495,100
Integrity Re	2/21/2025	1,000,000	991,100
Integrity Re	2/21/2025	1,000,000	989,600
Integrity Re	2/21/2025	2,250,000	2,245,050
Integrity Re	2/21/2025	1,250,000	1,223,375
International Bank for Reconstruction & Development	3/17/2023	750,000	760,875
International Bank for Reconstruction & Development	4/3/2024	1,000,000	1,026,900
International Bank for Reconstruction & Development	4/3/2024	1,975,285	2,030,600
International Bank for Reconstruction & Development	4/3/2024	500,000	502,500
Kendall Re	4/22/2024	2,000,000	2,092,400
Kendall Re	4/22/2024	750,000	773,625
Kilimanjaro II Re	6/24/2024	1,500,000	1,576,800
Kingston Heath Re 2025	1/30/2025	4,900,701	5,284,991
Lightning Re	3/20/2023	3,558,549	3,594,500
Lindrick Re 2018	6/21/2018	111,275	560,050
Lorenz Re 2019	6/26/2019	1,923,339	99,115
Mangrove Risk Solutions	7/9/2024	—	39,357
Mangrove Risk Solutions	7/9/2024	—	5,800
Mangrove Risk Solutions	7/9/2024	—	1,825
Marlon Re	5/24/2024	1,000,000	1,023,400
Matterhorn Re	1/29/2020	2,345,320	2,088,977
Matterhorn Re	12/15/2021	250,000	244,775
Merion Re 2022-2	3/1/2022	27,053,526	25,405,768
Merion Re 2025-1	1/16/2025	10,862,238	11,472,661
Merna Re II	4/5/2023	1,000,000	1,023,500
Merna Re II	3/28/2024	2,006,738	2,015,000
Merna Re II	5/8/2024	1,500,000	1,561,200
Merna Re II	5/8/2024	500,000	514,000
Merna Re II	5/8/2024	3,000,000	3,046,800
MetroCat Re	2/21/2024	4,297,483	4,256,800
Mona Lisa Re	12/30/2022	2,000,000	2,048,600
Mona Lisa Re	2/22/2024	2,001,019	2,001,000
Mystic Re	4/17/2024	2,498,815	2,609,000
Northshore Re II	3/14/2025	5,000,000	4,978,500
Oakmont Re 2024	5/23/2024	—	146,525
Ocelot Re	2/14/2025	3,000,000	2,985,000
Old Head Re 2025	12/24/2024	10,639,689	11,505,902
Palm Re	4/4/2024	2,500,000	2,622,750
Pangaea Re 2021-3	6/17/2021	—	—
Pangaea Re 2024-3	7/26/2024	20,650,000	22,157,684
Pangaea Re 2025-1	1/16/2025	20,278,483	20,099,347
Phoenix 3 Re	12/21/2020	1,980,260	3,048,681
The accompanying notes are an integral part of these financial statements.
Pioneer ILS Interval Fund |
Semi-Annual
 |
4/30/25

Schedule of Investments  |  4/30/25
(unaudited) (continued)
Restricted Securities	Acquisition date	Cost	Value
PI0047 2024-1	1/26/2024	$45,897,658	$ 49,424,636
Pine Valley Re 2025	1/7/2025	2,155,142	2,257,525
Portsalon Re 2021	8/3/2021	—	193,780
Portsalon Re 2022	7/20/2022	606,475	687,690
Puerto Rico Parametric Re	6/14/2024	250,000	258,925
Ramble Re	2/26/2024	2,000,000	1,992,200
Riviera Re 2018-2	4/10/2018	2,851,779	443,371
Rosapenna Re 2024	8/23/2024	9,045,000	9,857,662
Sanders Re	1/16/2024	1,975,000	2,036,620
Sanders Re	12/10/2024	1,250,235	1,246,875
Sanders Re	1/17/2025	250,469	245,850
Sanders Re III	3/24/2023	250,000	255,700
Sector Re V	12/4/2023	—	460,331
Sector Re V	12/29/2023	—	238,794
Sector Re V	12/31/2024	24,000,000	24,611,422
Sussex Re 2022	1/27/2022	—	—
Thopas Re 2020	12/30/2019	—	3,836
Thopas Re 2021	12/30/2020	—	372,000
Thopas Re 2022	2/7/2022	—	—
Thopas Re 2023	2/15/2023	—	41,106
Thopas Re 2024	2/2/2024	—	420,191
Thopas Re 2025	1/10/2025	48,350,000	43,698,730
Torrey Pines Re	4/25/2025	2,750,000	2,749,919
Torrey Pines Re	4/25/2025	2,250,000	2,249,992
Torricelli Re 2021	7/1/2021	—	169,287
Torricelli Re 2022	7/26/2022	—	72,800
Torricelli Re 2023	7/26/2023	—	372,600
Torricelli Re 2024	7/25/2024	32,239,740	32,557,947
Ursa Re	2/10/2025	1,000,000	1,009,600
Veraison Re	1/30/2024	1,500,000	1,537,200
Viribus Re 2018	12/22/2017	456,152	—
Viribus Re 2019	3/25/2019	—	—
Viribus Re 2020	12/30/2019	1,667,280	532,153
Viribus Re 2022	4/11/2022	—	232,334
Viribus Re 2023	2/2/2023	—	7,125
Viribus Re 2024	3/19/2024	—	777,417
Walton Health Re 2019	7/18/2019	—	11,084
Walton Health Re 2022	7/13/2022	18,375	765,205
Total Restricted Securities			$626,387,438
% of Net assets			94.2%
Purchases and sales of securities (excluding short-term investments and all derivative contracts except for options purchased) for the six months ended April 30, 2025, aggregated $358,744,836 and $170,057,153, respectively.
The accompanying notes are an integral part of these financial statements.

Pioneer ILS Interval Fund |
Semi-Annual
 |
4/30/25

At April 30, 2025, the net unrealized depreciation on investments based on cost for federal tax purposes of $671,060,549 was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$ 29,320,105
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(35,302,309)
Net unrealized depreciation	$ (5,982,204)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.). See Notes to Financial Statements — Note 1A.
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments). See Notes to Financial Statements — Note 1A.
The following is a summary of the inputs used as of April 30, 2025 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Insurance-Linked Securities
Collateralized Reinsurance
Multiperil – Massachusetts	$ —	$ —	$ 687,690	$ 687,690
Multiperil – U.S.	—	—	54,053,569	54,053,569
Multiperil – Worldwide	—	—	72,287,420	72,287,420
Windstorm – North Carolina	—	—	46,982	46,982
Windstorm – U.S. Regional	—	—	146,525	146,525
Reinsurance Sidecars
Multiperil – U.S.	—	—	23,397,381	23,397,381
Multiperil – U.S. Regional	—	—	—*	—*
Multiperil – Worldwide	—	—	338,583,483	338,583,483
All Other Insurance-Linked Securities	—	137,184,388	—	137,184,388
Open-End Fund	38,690,907	—	—	38,690,907
Total Investments in Securities	$ 38,690,907	$ 137,184,388	$ 489,203,050	$ 665,078,345
*	Securities valued at $0.
The accompanying notes are an integral part of these financial statements.
Pioneer ILS Interval Fund |
Semi-Annual
 |
4/30/25

Schedule of Investments  |  4/30/25
(unaudited) (continued)
The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):
Insurance- Linked Securities
Balance as of 10/31/24	$ 552,088,845
Realized gain (loss) (1)	(11,600,150)
Changed in unrealized appreciation (depreciation) (2)	(40,874,975)
Return of capital	(219,032,303)
Purchases	339,914,950
Sales	(131,293,317)
Transfers in to Level 3*	—
Transfers out of Level 3*	—
Balance as of 4/30/25	$ 489,203,050
(1)	Realized gain (loss) on these securities is included in the realized gain (loss) from investments on the Statement of Operations.
(2)	Unrealized appreciation (depreciation) on these securities is included in the change in unrealized appreciation (depreciation) from investments on the Statement of Operations.
*	Transfers are calculated on the beginning of period values. During the period ended April 30, 2025, there were no transfers in or out of Level 3.
Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at April 30, 2025:	$(21,194,793)
The accompanying notes are an integral part of these financial statements.

Pioneer ILS Interval Fund |
Semi-Annual
 |
4/30/25

Statement of Assets and Liabilities  |  4/30/25
(unaudited)

ASSETS:
Investments in unaffiliated issuers, at value (cost $659,339,676)	$ 665,078,345
Foreign currencies, at value (cost $25)	26
Receivables —
Fund shares sold	130
Dividends	173,035
Interest	1,069,759
Other assets	28,415
Total assets	$ 666,349,710
LIABILITIES:
Payables —
Trustees’ fees	$ 2,694
Professional fees	158,383
Transfer agent fees	57,565
Management fees	949,480
Administrative expenses	40,554
Accrued expenses	40,121
Total liabilities	$ 1,248,797
NET ASSETS:
Paid-in capital	$ 783,887,494
Distributable earnings (loss)	(118,786,581)
Net assets	$ 665,100,913
NET ASSET VALUE PER SHARE:
No par value
Based on $665,100,913/73,532,253 shares	$ 9.05
The accompanying notes are an integral part of these financial statements.
Pioneer ILS Interval Fund |
Semi-Annual
 |
4/30/25

Statement of Operations
(unaudited)

FOR THE SIX MONTHS ENDED 4/30/25
INVESTMENT INCOME:
Dividends from unaffiliated issuers	$ 83,707,605
Interest from unaffiliated issuers (net of foreign taxes withheld $305)	9,744,786
Total Investment Income		$ 93,452,391
EXPENSES:
Management fees	$ 5,801,423
Administrative expenses	104,569
Transfer agent fees	180,967
Shareholder communications expense	22,470
Custodian fees	6,602
Registration fees	15,031
Professional fees	137,022
Printing expense	19,901
Officers’ and Trustees’ fees	15,392
Insurance expense	4,193
Miscellaneous	12,664
Total expenses		$ 6,320,234
Net investment income		$ 87,132,157
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments in unaffiliated issuers		$ (10,346,217)
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	$(42,583,654)
Other assets and liabilities denominated in foreign currencies	143	$ (42,583,511)
Net realized and unrealized gain (loss) on investments		$(52,929,728)
Net increase in net assets resulting from operations		$ 34,202,429
The accompanying notes are an integral part of these financial statements.

Pioneer ILS Interval Fund |
Semi-Annual
 |
4/30/25

Statements of Changes in Net Assets
	Six Months Ended 4/30/25 (unaudited)	Year Ended 10/31/24
FROM OPERATIONS:
Net investment income (loss)	$ 87,132,157	$139,098,509
Net realized gain (loss) on investments	(10,346,217)	(19,674,709)
Change in net unrealized appreciation (depreciation) on investments	(42,583,511)	(14,946,549)
Net increase in net assets resulting from operations	$ 34,202,429	$104,477,251
DISTRIBUTIONS TO SHAREHOLDERS:
($1.17 and $1.09 per share, respectively)	$ (83,901,001)	$ (79,228,973)
Total distributions to shareholders	$ (83,901,001)	$ (79,228,973)
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sales of shares	$ 60,105,766	$ 72,285,487
Reinvestment of distributions	10,876,958	14,572,022
Cost of shares repurchased	(56,870,161)	(93,736,305)
Net increase (decrease) in net assets resulting from Fund share transactions	$ 14,112,563	$ (6,878,796)
Net increase (decrease) in net assets	$ (35,586,009)	$ 18,369,482
NET ASSETS:
Beginning of period	$700,686,922	$682,317,440
End of period	$ 665,100,913	$ 700,686,922
	Six Months Ended 4/30/25 Shares (unaudited)	Six Months Ended 4/30/25 Amount (unaudited)	Year Ended 10/31/24 Shares	Year Ended 10/31/24 Amount
FUND SHARE TRANSACTION
Shares sold	6,841,358	$ 60,105,766	8,198,664	$ 72,285,487
Reinvestment of distributions	1,241,662	10,876,958	1,747,245	14,572,022
Less shares repurchased	(6,438,287)	(56,870,161)	(10,645,789)	(93,736,305)
Net increase (decrease)	1,644,733	$ 14,112,563	(699,880)	$ (6,878,796)
The accompanying notes are an integral part of these financial statements.
Pioneer ILS Interval Fund |
Semi-Annual
 |
4/30/25

Statement of Cash Flows (unaudited)
FOR THE SIX MONTHS ENDED 4/30/25
Cash Flows From Operating Activities
Net increase in net assets resulting from operations	$ 34,202,429
Adjustments to reconcile net increase in net assets resulting from operations to net cash and foreign currencies from operating activities:
Purchases of investment securities	$(163,183,396)
Proceeds from disposition and maturity of investment securities	172,214,826
Net purchases of short term investments	(27,231,909)
Net accretion and amortization of discount/premium on investment securities	107,393
Net realized loss on investments in unaffiliated issuers	10,346,217
Change in unrealized depreciation on investments in unaffiliated issuers	42,583,654
Change in unrealized appreciation on other assets and liabilities denominated in foreign currencies	(143)
Increase in dividends receivable	(155,427)
Decrease in interest receivable	117,394
Decrease in other assets	1,154
Increase in management fees payable	849,732
Decrease in Trustees’ fees payable	(172)
Decrease in professional fees payable	(91,788)
Decrease in transfer agent fees payable	(7,662)
Decrease in shareholder communication expense payable	(22,666)
Increase in administrative expenses payable	20,704
Decrease in printing fees payable	(3,326)
Increase in accrued expenses payable	17,011
Net cash and foreign currencies from operating activities	$ 69,764,025
Cash Flows Used In Financing Activities:
Proceeds from shares sold	$ 60,130,036
Distributions to shareholders	(83,901,001)
Less shares repurchased	(56,870,161)
Reinvestment of distributions	10,876,958
Net cash flows used in financing activities	$ (69,764,168)
Cash Impact From Foreign Exchange Fluctuations
Cash impact from foreign exchange fluctuations	$ 143
NET INCREASE (DECREASE) IN CASH AND FOREIGN CURRENCIES	$ —
Cash and foreign currencies:
Beginning of period*	$ 26
End of period*	$ 26
*	The following table provides a reconciliation of cash and foreign currencies reported within the Statement of Assets and Liabilities that sum to the total of the same such amounts shown in the Statement of Cash Flows:

	Six Months Ended 4/30/25	Year Ended 10/31/24
Cash	$ —	$ —
Foreign currencies, at value	26	26
Total cash and foreign currencies shown in the Statement of Cash Flows	$26	$26
The accompanying notes are an integral part of these financial statements

Pioneer ILS Interval Fund |
Semi-Annual
 |
4/30/25

Financial Highlights

	Six Months Ended 4/30/25 (unaudited)	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20
Per Share Operating Performance
Net asset value, beginning of period	$ 9.75	$ 9.40	$ 8.10	$ 8.43	$ 8.88	$ 8.79
Increase (decrease) from investment operations:
Net investment income (loss)(a)	$ 1.18	$ 1.92	$ 0.58	$ 0.28	$ 0.30	$ 0.33
Net realized and unrealized gain (loss) on investments	(0.71)	(0.48)	0.94	(0.44)	(0.31)	0.31
Net increase (decrease) from investment operations	$ 0.47	$ 1.44	$ 1.52	$ (0.16)	$ (0.01)	$ 0.64
Distributions to shareholders:
Net investment income	$ (1.17)	$ (1.09)	$ (0.22)	$ (0.17)	$ (0.44)(b)	$ (0.55)(b)
Total distributions	$ (1.17)	$ (1.09)	$ (0.22)	$ (0.17)	$ (0.44)	$ (0.55)
Net increase (decrease) in net asset value	$ (0.70)	$ 0.35	$ 1.30	$ (0.33)	$ (0.45)	$ 0.09
Net asset value, end of period	$ 9.05	$ 9.75	$ 9.40	$ 8.10	$ 8.43	$ 8.88
Total return at net asset value(c)	5.29%(d)	17.29%	19.22%	(1.97)%	(0.11)%	7.77%
Ratio of net expenses to average net assets	1.91%(e)	1.93%	1.94%	1.88%	1.91%	1.93%
Ratio of net investment income (loss) to average net assets	26.28%(e)	21.18%	6.78%	3.41%	3.46%	3.92%
Portfolio turnover rate	27%(d)	29%	41%	45%	70%	60%
Net assets, end of period (in thousands)	$665,101	$700,687	$682,317	$806,512	$982,923	$876,126
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	The amount of distributions made to shareholders during the year was in excess of the net investment income earned by the Fund during the year.
(c)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(d)	Not annualized.
(e)	Annualized.
The accompanying notes are an integral part of these financial statements.
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Notes to Financial Statements  |  4/30/25
(unaudited)
1. Organization and Signiﬁcant Accounting Policies
Pioneer ILS Interval Fund (the “Fund”) was organized as a Delaware statutory trust on July 15, 2014. Prior to commencing operations on December 22, 2014, the Fund had no operations other than matters relating to its organization and registration as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The investment objective of the Fund is to seek total return.
Prior to April 1, 2025, Amundi Asset Management US, Inc., an indirect, wholly owned subsidiary of Amundi and Amundi’s wholly owned subsidiary, Amundi USA, Inc., served as the Fund’s investment adviser (“Amundi US”). Effective April 1, 2025, Victory Capital Management Inc. (“Victory Capital” or the “Adviser”) serves as the Fund’s investment adviser. See Note 6. Prior to April 1, 2025, Amundi Distributor US, Inc., an affiliate of Amundi US, served as the Fund’s distributor.  Effective April 1, 2025, Victory Capital Services, Inc., an affiliate of the Adviser, serves as the Fund's distributor (the “Distributor”). Shares are offered at the Fund’s current net asset value (“NAV”) per share.
The Fund’s ability to accept offers to purchase shares may be limited when appropriate investments for the Fund are not available. Shares are generally available for purchase by registered investment advisers acting in a fiduciary capacity on behalf of their clients and by or through other qualified intermediaries and programs sponsored by such qualified financial intermediaries. Shares are also available to certain direct investors, which may be individuals, trusts, foundations and other institutional investors. Initial investments are subject to investment minimums described in the prospectus. Registered investment advisers and other financial intermediaries may impose different or additional minimum investment and eligibility requirements from those of the fund. The Adviser or the Distributor may waive the Fund’s minimum investment requirements.
The Fund is an “interval” fund and makes periodic offers to repurchase shares (See Note 5). Except as permitted by the Fund’s structure, no shareholder will have the right to require the Fund to repurchase its shares. No public market for shares exists, and none is expected to develop in the future. Consequently, shareholders generally will not be able to liquidate their investment other than as a result of repurchases of their shares by the Fund.

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The Fund is required to comply with Rule 18f-4 under the 1940 Act, which governs the use of derivatives by registered investment companies. Rule 18f-4 permits funds to enter into derivatives transactions (as defined in Rule 18f-4) and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. Rule 18f-4 requires a fund to establish and maintain a comprehensive derivatives risk management program, appoint a derivatives risk manager and comply with a relative or absolute limit on fund leverage risk calculated based on value-at-risk (“VaR”), unless the fund uses derivatives in only a limited manner (a “limited derivatives user”). The Fund is currently a limited derivatives user for purposes of Rule 18f-4.
The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07) during the period. The Fund’s adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The management committee of the Fund’s investment adviser acts as the Fund’s Chief Operations Decision Maker (CODM) who assesses performance and allocates resources with respect to the Fund. The Fund’s operations constitute a single operating segment and therefore, a single reportable segment, because the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM manages the business activities using information of the Fund as a whole, and assesses performance of the Fund. The financial information provided to and reviewed by the CODM is the same as that presented within the Fund’s financial statements.
The Fund is an investment company and follows investment company accounting and reporting guidance under U.S. Generally Accepted Accounting Principles (“U.S. GAAP”). U.S. GAAP requires the management of the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the ﬁnancial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting period. Actual results could differ from those estimates.
The following is a summary of signiﬁcant accounting policies followed by the Fund in the preparation of its ﬁnancial statements:
A.	Security Valuation
The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange (“NYSE”) is open, as of the close of regular trading on the NYSE.
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Event-linked bonds are valued at the bid price obtained from an independent third party pricing service. Other insurance-linked securities (including reinsurance sidecars, collateralized reinsurance and industry loss warranties) may be valued at the bid price obtained from an independent pricing service, or through a third party using a pricing matrix, insurance valuation models, or other fair value methods or techniques to provide an estimated value of the instrument.
Fixed income securities are valued by using prices supplied by independent pricing services, which consider such factors as market prices, market events, quotations from one or more brokers, Treasury spreads, yields, maturities and ratings, or may use a pricing matrix or other fair value methods or techniques to provide an estimated value of the security or instrument. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities, historical trading patterns in the market for fixed income securities and/or other factors. Non-U.S. debt securities that are listed on an exchange will be valued at the bid price obtained from an independent third party pricing service. When independent third party pricing services are unable to supply prices, or when prices or market quotations are considered to be unreliable, the value of that security may be determined using quotations from one or more broker-dealers.
The value of foreign securities is translated into U.S. dollars based on foreign currency exchange rate quotations supplied by a third party pricing source. Trading in non-U.S. equity securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. The Adviser may use a fair value model developed by an independent pricing service to value non-U.S. equity securities.
Shares of open-end registered investment companies (including money market mutual funds) are valued at such funds’ net asset value.
Securities for which independent pricing services or broker-dealers are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued by a fair valuation team comprised of certain personnel of the Adviser. The Adviser is designated as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Adviser’s fair valuation team is responsible for monitoring developments that may impact fair valued securities.
Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current

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market conditions and comparable securities. The Adviser may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund’s net asset value. Examples of a significant event might include political or economic news, corporate restructurings, natural disasters, terrorist activity, tariffs or trading halts. Thus, the valuation of the Fund’s securities may differ significantly from exchange prices, and such differences could be material.
B.	Investment Income and Transactions
Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence.
Interest income, including interest on income-bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates and net of income accrued on defaulted securities.
Interest and dividend income payable by delivery of additional shares is reclassified as PIK (payment-in-kind) income upon receipt and is included in interest and dividend income, respectively.
Security transactions are recorded as of trade date. Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.
C.	Foreign Currency Translation
The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.
Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency exchange contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated on the Statement of Operations from the effects of changes in the market prices of those securities, but are included with the net realized and unrealized gain or loss on investments.
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D.	Federal Income Taxes
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income and net realized capital gains, if any, to its shareholders. Therefore, no provision for federal income taxes is required. As of April 30, 2025, the Fund did not accrue any interest or penalties with respect to uncertain tax positions, which, if applicable, would be recorded as an income tax expense on the Statement of Operations. Tax returns filed within the prior three years remain subject to examination by federal and state tax authorities.
The amount and character of income and capital gain distributions to shareholders are determined in accordance with federal income tax rules, which may differ from U.S. GAAP. Distributions in excess of net investment income or net realized gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences.
The tax character of current year distributions payable will be determined at the end of the current taxable year. The tax character of distributions paid during the year ended October 31, 2024 was as follows:
2024
Distributions paid from:
Ordinary income	$79,228,973
Total	$79,228,973
The following shows the components of distributable earnings (losses) on a federal income tax basis at October 31, 2024:
2024
Distributable earnings/(losses):
Undistributed ordinary income	$ 60,237,632
Capital loss carryforward	(165,927,094)
Net unrealized appreciation	36,601,453
Total	$ (69,088,009)
The difference between book-basis and tax-basis net unrealized appreciation is attributable to the tax adjustments relating to ILS securities.

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E.	Risks
The value of securities held by the Fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political or regulatory conditions, recessions, the spread of infectious illness or other public health issues, inflation, changes in interest rates, armed conflict such as between Russia and Ukraine or in the Middle East, sanctions against Russia, other nations or individuals or companies and possible countermeasures, lack of liquidity in the bond markets or adverse investor sentiment. In the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread. Inflation and interest rates may increase. These circumstances could adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance.
Some sectors of the economy and individual issuers have experienced or may experience particularly large losses. Periods of extreme volatility in the financial markets, reduced liquidity of many instruments, increased government debt, inflation, and disruptions to supply chains, consumer demand and employee availability, may continue for some time. Following Russia’s invasion of Ukraine, Russian securities lost all, or nearly all, their market value. Other securities or markets could be similarly affected by past or future political, geopolitical or other events or conditions.
The U.S. and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities. For example, the U.S. has imposed tariffs and other trade barriers on Chinese exports, has restricted sales of certain categories of goods to China, and has established barriers to investments in China. Trade disputes may adversely affect the economies of the U.S. and its trading partners, as well as companies directly or indirectly affected and financial markets generally. If the political climate between the U.S. and China does not improve or continues to deteriorate, if China enters into military conflict with Taiwan, the Philippines or another neighbor, or if other geopolitical conflicts develop or get worse, economies, markets and individual securities may be severely affected both regionally and globally, and the value of the Fund’s assets may go down.
Governments and central banks, including the U.S. Federal Reserve, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. These actions have
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resulted in significant expansion of public debt, including in the U.S. The consequences of high public debt, including its future impact on the economy and securities markets, may not be known for some time.
At times, the Fund’s investments may represent industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.
The Fund invests primarily in insurance-linked securities (“ILS”). ILS may include event-linked bonds (also known as insurance-linked bonds or catastrophe bonds), quota share instruments (also known as “reinsurance sidecars”), collateralized reinsurance investments, industry loss warranties, event-linked swaps, securities of companies in the insurance or reinsurance industries, and other insurance and reinsurance-related securities. The Fund could lose a portion or all of the principal it has invested in an ILS, and the right to additional interest or dividend payments with respect to the security, upon the occurrence of one or more trigger events, as defined within the terms of an insurance-linked security. ILS carry significant risk. See note 1.G.
The Fund may invest in securities and other obligations of any credit quality, including those that are rated below investment grade (“high yield”), or are unrated but are determined by the Adviser to be of equivalent credit quality. Below investment grade securities are commonly referred to as “junk bonds” and are considered speculative with respect to the issuer’s capacity to pay interest and repay principal. Below investment grade securities, including floating rate loans, involve greater risk of loss, are subject to greater price volatility, and may be less liquid and more difficult to value, especially during periods of economic uncertainty or change, than higher rated debt securities.
The market prices of the Fund’s fixed income securities may fluctuate significantly when interest rates change. The value of your investment will generally go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. For example, if interest rates increase by 1%, the value of a Fund’s portfolio with a portfolio duration of ten years would be expected to decrease by 10%, all other things being equal. A general rise in interest rates could adversely affect the price and liquidity of fixed income securities. The maturity of a security may be significantly longer than its effective duration. A security’s maturity and other features may be more relevant than its effective duration in determining the security’s sensitivity to other factors affecting the issuer or markets generally, such as changes in credit quality or in the yield premium that the

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market may establish for certain types of securities (sometimes called “credit spread”). In general, the longer its maturity the more a security may be susceptible to these factors. When the credit spread for a fixed income security goes up, or “widens”, the value of the security will generally go down.
If an issuer or guarantor of a security held by the Fund or a counterparty to a financial contract with the Fund defaults on its obligation to pay principal and/or interest, has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines, the value of your investment will typically decline. Changes in actual or perceived creditworthiness may occur quickly. The Fund could be delayed or hindered in its enforcement of rights against an issuer, guarantor or counterparty.
The Fund may invest a significant amount of its total assets in illiquid securities. Illiquid securities are securities that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the securities.
The Fund’s investments in foreign markets and countries with limited developing markets may subject the Fund to a greater degree of risk than investments in a developed market. These risks include disruptive political or economic conditions, military conflicts and sanctions, terrorism, sustained economic downturns, financial instability, less liquid trading markets, extreme price volatility, currency risks, reduction of government or central bank support, inadequate accounting standards, tariffs, tax disputes or other tax burdens, nationalization or expropriation of assets and the imposition of adverse governmental laws, arbitrary application of laws and regulations or lack of rule of law and investment and repatriation restrictions. Lack of information and less market regulation also may affect the value of these securities. Withholding and other non-U.S. taxes may decrease the Fund’s return. Non-U.S. issuers may be located in parts of the world that have historically been prone to natural disasters. Investing in depositary receipts is subject to many of the same risks as investing directly in non-U.S. issuers. Depositary receipts may involve higher expenses and may trade at a discount (or premium) to the underlying security.
Russia launched a large-scale invasion of Ukraine on February 24, 2022. In response to the military action by Russia, various countries, including the U.S., the United Kingdom, and European Union issued broad-ranging economic sanctions against Russia and Belarus and certain companies and individuals. Since then, Russian securities lost all, or nearly all,
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their market value, and many other issuers, securities and markets have been adversely affected. The United States and other countries may impose sanctions on other countries, companies and individuals in light of Russia’s military invasion. The extent and duration of the military action or future escalation of such hostilities, the extent and impact of existing and future sanctions, market disruptions and volatility, and the result of any diplomatic negotiations cannot be predicted. These and any related events could have a significant impact on the value and liquidity of certain Fund investments, on Fund performance and the value of an investment in the Fund, particularly with respect to securities and commodities, such as oil, natural gas and food commodities, as well as other sectors with exposure to Russian issuers or issuers in other countries affected by the invasion, and are likely to have collateral impacts on market sectors globally.
With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security and related risks. While the Adviser has established business continuity plans in the event of, and risk management systems to prevent, limit or mitigate, such cyber-attacks, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cybersecurity plans and systems put in place by service providers to the Fund such as the Fund’s custodian and accounting agent, and the Fund’s transfer agent. In addition, many beneficial owners of Fund shares hold them through accounts at broker-dealers, retirement platforms and other financial market participants over which neither the Fund nor the Adviser exercises control. Each of these may in turn rely on service providers to them, which are also subject to the risk of cyber-attacks. Cybersecurity failures or breaches at the Adviser or the Fund’s service providers or intermediaries have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value, impediments to trading, the inability of Fund shareholders to effect share purchases or sales or receive distributions, loss of or unauthorized access to private shareholder information and violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, or additional compliance costs. Such costs and losses may not be covered under any insurance. In addition, maintaining vigilance against cyber-attacks may involve substantial costs over time, and system enhancements may themselves be subject to cyber-attacks.

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The Fund’s prospectus contains unaudited information regarding the Fund’s principal risks. Please refer to that document when considering the Fund’s principal risks.
F.	Restricted Securities
Restricted Securities are subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933. Private placement securities are generally considered to be restricted except for those securities traded between qualiﬁed institutional investors under the provisions of Rule 144A of the Securities Act of 1933.
Disposal of restricted investments may involve negotiations and expenses, and prompt sale at an acceptable price may be difﬁcult to achieve. Restricted investments held by the Fund at April 30, 2025 are listed in the Schedule of Investments.
G.	Insurance-Linked Securities (“ILS”)
The Fund invests in ILS. The Fund could lose a portion or all of the principal it has invested in an ILS, and the right to additional interest or dividend payments with respect to the security, upon the occurrence of one or more trigger events, as deﬁned within the terms of an insurance-linked security. Trigger events, generally, are hurricanes, earthquakes, or other natural events of a speciﬁc size or magnitude that occur in a designated geographic region during a speciﬁed time period, and/or that involve losses or other metrics that exceed a speciﬁc amount. There is no way to accurately predict whether a trigger event will occur, and accordingly, ILS carry signiﬁcant risk. The Fund is entitled to receive principal, and interest and/or dividend payments so long as no trigger event occurs of the description and magnitude speciﬁed by the instrument. In addition to the speciﬁed trigger events, ILS may expose the Fund to other risks, including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations and adverse tax consequences.
The Fund’s investments in ILS may include event-linked bonds. ILS also may include special purpose vehicles (“SPVs”) or similar instruments structured to comprise a portion of a reinsurer’s catastrophe-oriented business, known as quota share instruments (sometimes referred to as reinsurance sidecars), or to provide reinsurance relating to speciﬁc risks to insurance or reinsurance companies through a collateralized instrument, known as collateralized reinsurance. Structured reinsurance investments also may include industry loss warranties (“ILWs”). A traditional ILW takes the form of a bilateral reinsurance contract, but
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there are also products that take the form of derivatives, collateralized structures, or exchange-traded instruments.
Where the ILS are based on the performance of underlying reinsurance contracts, the Fund has limited transparency into the individual underlying contracts, and therefore must rely upon the risk assessment and sound underwriting practices of the issuer. Accordingly, it may be more difficult for the Adviser to fully evaluate the underlying risk profile of the Fund’s structured reinsurance investments, and therefore the Fund’s assets are placed at greater risk of loss than if the Adviser had more complete information. Structured reinsurance instruments generally will be considered illiquid securities by the Fund. These securities may be difficult to purchase, sell or unwind. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid asset, the Fund may be forced to sell at a loss.
H.	Statement of Cash Flows
Information on financial transactions which have been settled through the receipt or disbursement of cash or restricted cash is presented in the Statement of Cash Flows. Cash as presented in the Fund’s Statement of Assets and Liabilities includes cash on hand at the Fund’s custodian bank and does not include any short-term investments. For the six months ended April 30, 2025, the Fund had no restricted cash presented on the Statement of Assets and Liabilities.
2. Investment Advisory Agreement
The Adviser manages the Fund’s portfolio. Management fees payable under the Fund’s Investment Advisory Agreement with the Adviser are calculated daily and paid monthly at the annual rate of 1.75% of the Fund’s average daily net assets up to $1 billion, and 1.70% of the Fund’s average daily net assets over $1 billion. For the six months ended April 30, 2025, the effective management fee was equivalent to 1.75% (annualized) of the Fund’s average daily net assets.
Effective April 1, 2025 the Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual fund operating expenses (excluding certain items such as interest, taxes, brokerage commissions) do not exceed 1.93% This expense limitation is in effect through April 1, 2028.
In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund as administrative

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reimbursements Reflected on the Statement of Assets and Liabilities is $949,480 in management fees payable to the Adviser at April 30, 2025.
3. Compensation of Officers and Trustees
The Fund pays an annual fee to its Trustees. Except for the chief compliance officer, the Fund does not pay any salary or other compensation to its officers. The Fund pays a portion of the chief compliance officer’s compensation for his services as the Fund’s chief compliance officer. The Adviser pays the remaining portion of the chief compliance officer’s compensation. For the six months ended April 30, 2025, the Fund paid $15,392 in Officers’ and Trustees’ compensation, which is reflected on the Statement of Operations as Officers’ and Trustees’ fees. At April 30, 2025, on its Statement of Assets and Liabilities, the Fund had a payable for Trustees’ fees of $2,694 and a payable for administrative expenses of $40,554, which includes the payable for Officers’ compensation.
4. Transfer Agent
BNY Mellon Investment Servicing (US) Inc. serves as the transfer agent to the Fund at negotiated rates. Transfer agent fees and payables shown on the Statement of Operations and the Statement of Assets and Liabilities, respectively, include sub-transfer agent expenses incurred through the Fund’s omnibus relationship contracts.
In addition, during the periods covered by the financial statements the Fund reimbursed the transfer agent for out-of-pocket expenses incurred by the transfer agent related to shareholder communications activities such as proxy and statement mailings, and outgoing phone calls. For the six months ended April 30, 2025, such out-of-pocket expenses were 22,470.
5. Repurchase Offers
The Fund is a closed-end “interval” fund. The Fund has adopted, pursuant to Rule 23c-3 under the 1940 Act, a fundamental policy, which cannot be changed without shareholder approval, requiring the Fund to offer to repurchase at least 5% and up to 25% of the Fund’s outstanding shares at NAV on a regular schedule.
The Fund is required to make repurchase offers every three months. Quarterly repurchase offers occur in the months of January, April, July and October. The Fund will typically seek to conduct quarterly repurchase offers for 10% of the Fund’s outstanding shares at their NAV per share unless the Fund’s Board of Trustees has approved a higher or lower amount for that repurchase offer. Repurchase offers in excess of 5% are made solely at the discretion of the Fund’s Board of Trustees and investors should not rely on
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any expectation of repurchase offers in excess of 5%. Even though the Fund makes quarterly repurchase offers investors should consider the Fund’s shares illiquid.
In the event a repurchase offer by the Fund is oversubscribed, the Fund may repurchase, but is not required to repurchase, additional shares up to a maximum amount of 2% of the outstanding shares of the Fund. If the Fund determines not to repurchase additional shares beyond the repurchase offer amount, or if shareholders submit for repurchase an amount of shares greater than that which the Fund is entitled to repurchase, the Fund will repurchase the shares submitted for repurchase on a pro rata basis.
Shares repurchased during the six months ended April 30, 2025 were as follows:
Commence- ment Date	Repurchase Request Deadline	Repurchase Pricing Date	NAV on Repurchase Pricing Date	Percentage of Outstanding Shares the Fund Offered to Repurchase	Amount of Shares the Fund Offered to Repurchase	Percentage of Shares Tendered That Were Repurchased	Number of Shares Tendered
10/25/24	12/4/24	12/18/24	$8.82	10%	7,765,016	46.03%	3,573,989
1/24/25	2/24/25	3/10/25	$8.85	10%	7,618,110	37.39%	2,848,047
4/17/25	5/19/25	6/2/25	$9.17	10%	7,495,922	29.65%	2,222,271
6. Definitive Agreement
Effective April 1, 2025, Amundi US, the Fund’s former investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of Victory (the “Transaction”). All portfolio managers of Amundi US became employees of Victory Capital.
In connection with the Transaction, the Fund’s Board of Trustees unanimously approved a new investment advisory agreement (the “New Advisory Agreement”) for the Fund with Victory Capital. Shareholders approved the New Advisory Agreement for the Fund at a meeting held on March 27, 2025 and, as a result, the New Advisory Agreement became effective on April 1, 2025. The terms of the New Advisory Agreement (including fees) are substantially the same as the terms of the Fund’s investment advisory agreement with Amundi US. At the March 27, 2025 shareholder meeting, shareholders also re-elected the incumbent Independent Trustees of the Fund and the shareholders elected David C. Brown, the Chief Executive Officer and Chairman of Victory Capital, as a Trustee of the Fund.

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In connection with the Transaction, Victory Capital Services, Inc., an affiliate of Victory Capital, has become the principal underwriter for the Fund pursuant to a new agreement with the Fund.
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Approval of New Investment Advisory Agreement and Interim Investment Advisory Agreement with Victory Capital Management Inc.
Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Fund’s previous investment adviser, has been contributed to Victory Capital Holdings, Inc. (“Victory Capital Holdings”), the parent company of Victory Capital Management Inc. (“Victory Capital”) (the “Transaction”). As a result of the Transaction, the Fund’s investment advisory agreement with Amundi US (the “Amundi US Investment Advisory Agreement”) terminated automatically on April 1, 2025. In connection with the Transaction, the Fund’s Board of Trustees (the “Board” or the “Trustees”) approved a new investment advisory agreement with Victory Capital (the “New Investment Advisory Agreement”) at a Board meeting held on December 16, 2024, subject to approval by the Fund’s stockholders. Shareholders approved the New Advisory Agreement for the fund at a meeting held on March 27, 2025 and, as a result, the New Advisory Agreement became effective on April 1, 2025. At the December 16, 2024 Board meeting, the Board also approved an interim investment advisory agreement with Victory Capital (the “Interim Investment Advisory Agreement”) to take effect upon the closing of the Transaction in the event that additional time was needed to solicit stockholder approval of the New Investment Advisory Agreement. The Board’s considerations in approving the New Investment Advisory Agreement and the Interim Investment Advisory Agreement are discussed below.
Board Evaluation of the New Investment Advisory Agreement and Interim Investment Advisory Agreement
The Board evaluated the Transaction and the New Investment Advisory Agreement and Interim Investment Advisory Agreement for the Fund. At in-person meetings held on May 14-15, 2024, July 22-23, 2024, September 16-17, 2024, November 12-13, 2024, and December 16, 2024, the Board met to consider the Transaction, including the plan to contribute Amundi US to Victory Capital Holdings in exchange for Amundi Asset Management S.A.S. (“Amundi”) becoming a significant shareholder of Victory Capital Holdings, and to establish a long-term reciprocal distribution partnership between Amundi and Victory Capital. The Board was advised that the Transaction, if completed, would constitute a change of control under the 1940 Act that would result in the termination of the Amundi US Investment Advisory Agreement.

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At these meetings, which included meetings of the full Board and separate meetings of the Independent Trustees, and at video conferences of the Independent Trustees held on May 23, 2024, June 24, 2024, August 19, 2024, October 29, 2024 and December 9, 2024, the Board or the Independent Trustees, as the case may be, considered, among other things,whether it would be in the best interests of the Fund and its stockholders to approve the New Investment Advisory Agreement. To assist the Board in its consideration of the New Investment Advisory Agreement and the anticipated impacts of the Transaction on the Fund and its stockholders, Victory Capital provided materials and information about Victory Capital, including its financial condition and asset management capabilities and organization, and Victory Capital and Amundi provided materials and information about the proposed Transaction between Victory Capital and Amundi.
To assist the Board in its consideration of the New Investment Advisory Agreement, Victory Capital provided extensive information to the Board regarding the Transaction and the investment advisory services to be provided by Victory Capital under the New Investment Advisory Agreement. Before and during the December 16, 2024 meeting, the Board sought additional information as it deemed necessary and appropriate. In connection with their consideration of the New Investment Advisory Agreement, the Independent Trustees worked with their independent legal counsel to prepare requests for additional information that were submitted to Victory Capital and Amundi US. The Board’s requests for information sought information relevant to the Board’s consideration of the New Investment Advisory Agreement and other anticipated impacts of the Transaction on the Fund and its stockholders. In addition, the Board formed a Transaction Sub-Committee, Sub-Committee, comprised solely of Independent Trustees, to assist the Board in its consideration of the New Investment Advisory Agreement and the Transaction. The Board and the Transaction Sub- Committee met with senior management representatives of Victory Capital and Amundi US on numerous occasions to discuss various aspects of the Transaction, to review information provided to assist the Board in its consideration of the New Investment Advisory Agreement and the Transaction, and to make supplemental due diligence requests for additional information from Victory Capital and Amundi US with respect to the New Investment Advisory Agreement and the Transaction. Victory Capital and Amundi US provided documents and information in response to the requests from the Board and the Transaction as well as made presentations to, and responded to questions from, the Board and the Transaction Sub-Committee at various meetings.
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Prior to voting on the New Investment Advisory Agreement, the Independent Trustees reviewed the Transaction and the New Investment Advisory Agreement with representatives of Amundi US and Victory Capital, counsel to the Fund and counsel to the Independent Trustees. The Independent Trustees also reviewed the Transaction and the New Investment Advisory Agreement with their counsel in private sessions at which no representatives of Amundi US, Victory Capital or counsel to the Fund were present.
The Board’s evaluation of the New Investment Advisory Agreement reflected the information provided specifically in connection with its review of the New Investment Advisory Agreement, as well as, where relevant, information that was previously furnished to the Board in connection with the renewal of the Amundi US Investment Advisory Agreement at in-person meetings held on September 17, 2024 and at other Board meetings throughout the prior year.
Among other things, the Trustees considered:
(i) that, in the Transaction, Amundi US would be contributed to Victory Capital in exchange for shares of Victory Capital Holdings issued to Amundi without Amundi becoming a controlling stockholder of Victory Capital Holdings, and that Victory Capital and Amundi would establish a long-term reciprocal distribution partnership;
(ii) representations by Victory Capital regarding the reputation, experience, financial strength and resources of Victory Capital and its investment franchises;
(iii) that Victory Capital has informed the Board that the Transaction was not expected to have a material adverse impact on the nature, scope and overall quality of services provided to the Fund and its stockholders, including investment management, risk management, administrative, compliance, legal and other services;
(iv) that Victory Capital informed the Board that the portfolio managers of the Fund were expected to continue to act as portfolio managers of the Fund following the consummation of the Transaction as members of Pioneer Investments, a planned Victory Capital investment franchise, managing the Fund using the same investment approach under which the Fund was previously managed, and the Board considered the historical investment performance record of the Fund under such investment approach;
(v) the non-investment resources, infrastructure and personnel of Victory Capital that would be involved in Victory Capital’s services to the Fund,

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including Victory Capital’s legal and operational structure, risk management, administrative, legal, compliance and cybersecurity functions;
(vi) that the Fund’s contractual advisory fee rate would remain the same and would not increase by virtue of the New Investment Advisory Agreement;
(vii) the terms and conditions of the New Investment Advisory Agreement, including that the New Investment Advisory Agreement was substantially identical to the Amundi US Investment Advisory Agreement;
(viii) the terms of the Interim Investment Advisory Agreement (including fees) also are substantially the same as the terms of the Amundi US Investment Advisory Agreement, that the Interim Investment Agreement allows Victory Capital to manage each Fund for up to 150 days following the closing of the Transaction, and that investment advisory fees payable under the Interim Investment Advisory Agreement will be held in escrow during the term of the Interim Investment Advisory Agreement;
(ix) that the Trustees had recently approved the continuance of the Amundi US Investment Advisory Agreement with Amundi US at an in-person meeting held on September 17, 2024 and, in connection with the Trustees’ review of the Amundi US Investment Advisory Agreement, received and considered full comparative fee and expense data;
(x) Victory Capital’s plans to propose to transition from certain of the Fund’s current service providers, including fund administration, to the Victory Funds’ service providers following the consummation of the Transaction
(xi) that Victory Capital had agreed with the Board that, for at least three years after the Transaction closes, Victory Capital would waive fees and/or reimburse expenses so that the Fund’s total net annual operating expenses (excluding certain customary items) does not exceed the lower of (i) the total net annual operating expenses associated with investing in the Fund after application of expense limitation arrangements currently in effect for the Fund, if any, or (ii) the total net annual operating expenses of the Fund as of the end of the Fund’s most recent fiscal year at the time of the Transaction close, and that the contractual expense limitation agreement permits Victory Capital to recoup advisory fees waived and expenses reimbursed for up to two years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limitation in effect at the time of: (1) the original waiver or expense reimbursement; or (2) recoupment, after giving effect to the recoupment amount;
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(xii) that Victory Capital did not expect to propose any changes to the investment objective (s) of the Fund or any changes to the principal investment strategies of the Fund as a result of the Transaction;
(xiii) that Victory Capital had acquired and integrated several investment management companies;
(xiv) the potential benefits to the stockholders of the Fund, including continuity of portfolio management and operating efficiencies due to the greater scale of Victory Capital that may be achieved from the Transaction;
(xv) that Victory Capital and Amundi would each derive benefits from the Transaction and that, as a result, they had a financial interest in the matters that were being considered;
(xvi) that Victory Capital and Amundi had agreed to conduct, and use reasonable best efforts to cause their affiliates to conduct, their respective businesses in compliance with Section 15(f) of the 1940 Act so as not to impose an “unfair burden” on the Fund; and
(xvii) that the Fund would not bear the costs of obtaining stockholder approval of the New Investment Advisory Agreement, including proxy solicitation costs, legal fees and the costs of printing and mailing the proxy statement, regardless of whether the Transaction is consummated. Certain of these considerations are discussed in more detail below. The Trustees also requested, obtained and considered the following information in connection with their evaluation of the Transaction and the New Investment Advisory Agreement for the Fund: (i) memoranda provided by Fund counsel that summarized the legal standards and other considerations that are relevant to the Trustees in their deliberations regarding the New Investment Advisory Agreement; and (ii) the Fund’s advisory fees and total expense ratios, the financial statements of Victory Capital, a profitability analysis provided by Victory Capital, and an analysis from Victory Capital as to possible economies of scale. The Trustees further considered, materials provided in connection with their review of the Amundi US Investment Advisory Agreement, including, for the Fund, information regarding the qualifications of the investment management teams for the Fund, as well as the level of investment by the Fund’s portfolio managers in the Fund. In addition, the Trustees considered the information provided at regularly scheduled meetings throughout the year regarding the Fund’s performance and risk attributes, including through meetings with investment management personnel, and took into account other information related to the Fund provided to the Trustees at regularly scheduled meetings. At the December 16, 2024, meeting, based on their evaluation of the information provided by Victory Capital and Amundi US, the Trustees including the Independent Trustees voting separately,

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approved the New Investment Advisory Agreement and the Interim Investment Advisory Agreement for the Fund. In considering the New Investment Advisory Agreement for the Fund, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in their determinations. The Trustees considered the same factors with respect to the Interim Investment Advisory Agreement for the Fund.
Nature, Extent and Quality of Services
The Trustees considered the nature, extent and quality of the services that had been provided by Amundi US to the Fund and that were expected to be provided by Victory Capital to the Fund following the consummation of the Transaction, taking into account the investment objective(s) and principal investment strategies of the Fund.
The Board considered information provided by Victory Capital regarding its business and operating structure, scale of operations, leadership and reputation. The Board also considered the capabilities, resources, and personnel of Victory Capital, in order to determine whether Victory Capital was capable of providing the same level of investment management services provided to the Fund by Amundi US. The Board received information regarding Victory Capital’s plans to integrate Amundi US investment personnel into Victory Capital as members of Pioneer Investments, a Victory Capital investment franchise. The Board noted that it had considered the qualifications of the portfolio managers at Amundi US at its September 17, 2024 Meeting.
The Trustees considered Victory Capital’s representation that there would be no change to the investment approach under which the Fund would be managed under the New Investment Advisory Agreement.
The Board considered the non-investment resources, infrastructure and personnel of Victory Capital that would be involved in Victory Capital’s services to the Fund, including Victory Capital’s compliance, risk management, cybersecurity and legal resources and personnel. The Board also reviewed information provided by Victory Capital related to its business, legal, and regulatory affairs, including information regarding the resources available to Victory Capital to provide the services specified under the New Investment Advisory Agreement. The Board also considered Victory Capital’s financial condition, and noted that Victory Capital was expected to be able to provide a high level of service to the Fund and continuously invest and re-invest in its investment management business. The Trustees considered that Amundi US previously supervised and monitored the performance of the Fund’s service providers and provided
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the Fund with personnel (including Fund officers) and other resources that are necessary for the Fund’s business management and operations, and considered the personnel and resources that Victory Capital proposed to provide with respect to such services. The Trustees also considered that, as administrator, Amundi US was responsible for the administration of the Fund’s business and other affairs and that, post-Transaction, Victory Capital would be responsible for the administration of the Fund’s business and other affairs. The Trustees considered that the fees Victory Capital would charge for administration services are higher than the fees that Amundi US received as reimbursement for services rendered, and considered Victory Capital’s explanation of the reasons for the differences in administration fees charged by Victory Capital and Amundi US as well as the expense limitation arrangements proposed to be implemented for the Fund for at least three years following the completion of the Transaction. The Trustees considered that the terms and conditions of the New Investment Advisory Agreement were substantially similar to the terms and conditions of the Amundi US Investment Advisory Agreement, except or different execution dates, effective dates and termination dates. The Trustees considered that the terms of the Interim Investment Advisory Agreement (including fees) also are substantially the same as the terms of the Amundi US Investment Advisory Agreement, that the Interim Investment Agreement allows Victory Capital to manage each Fund for up to 150 days following the closing of the Transaction, and that investment advisory fees payable under the Interim Investment Advisory Agreement will be held in escrow during the term of the Interim Investment Advisory Agreement.
The Trustees received and considered information regarding the Victory Funds’ key service providers, including custody, transfer agency and administration service providers, the fees charged by such service providers as compared to the fees charged by the Fund’s current service providers, and Victory Capital’s plans to propose the transition from certain of the Fund’s current service providers to the Victory Funds’ service providers following the consummation of the Transaction.
The Trustees considered that Victory Capital had advised the Board that, notwithstanding the above, the Transaction was not expected to have a material adverse impact on the nature, scope and overall quality of services provided to the Fund and its stockholders, including investment advisory, risk management, administrative, compliance, legal and other services, as a result of the Transaction. In that regard, the Trustees considered the statements by representatives of Victory Capital that they did not foresee major changes in the day-to-day investment management operations of the Fund as a direct result of the Transaction, and also

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considered the risk management, legal and compliance services that Victory Capital would provide with respect to the Fund.
Based on these considerations, the Trustees concluded that the nature, extent and quality of services that are proposed to be provided by Victory Capital to the Fund would be satisfactory and consistent with the terms of the Investment Advisory Agreement.
Performance of the Fund
In considering the Fund’s performance, the Trustees regularly reviewed and discussed throughout the year data prepared by Amundi US and information comparing the Fund’s performance with the performance of its peer group of funds, as classified by Morningstar, Inc. (Morningstar), and with the performance of the Fund’s benchmark index. The Trustees also regularly considered the Fund’s returns at market value relative to its peers, as well as the discount at which the Fund’s shares may trade on the New York Stock Exchange compared to its net asset value per share. They also discussed the Fund’s performance with Amundi US on a regular basis. The Trustees’ regular reviews and discussions factored into the Trustees’ deliberations concerning the approval of the New Investment Advisory Agreement.
In addition, the Board considered that the Fund’s portfolio managers were expected to continue to act as portfolio managers of the Fund following the consummation of the Transaction as members of Pioneer Investments, a Victory Capital investment franchise.
The Board also considered that no changes were proposed to the Fund’s investment objective (s) or principal investment strategies in connection with the Transaction and the New Investment Advisory Agreement.
Advisory Fee and Expenses
The Trustees noted that the advisory fee rate payable by the Fund was identical under the Amundi US Investment Advisory Agreement and the New Investment Advisory Agreement. The Trustees considered information received in connection with the Trustees’ consideration of the renewal of the Amundi US Investment Advisory Agreement at in-person meetings held on September 17, 2024 showing the fees and expenses of the Fund in comparison to the advisory fees and expense ratios of a peer group of funds selected on the basis of criteria determined by the Independent Trustees for this purpose using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC (Strategic Insight), an independent third party. [The peer group comparisons referred to below are organized in
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quintiles.] Each quintile represents one-fifth of the peer group. In all peer group comparisons referred to below, first quintile is most favorable to the Fund’s shareowners.
The Trustees considered that the Fund’s advisory fee (based on managed assets) for the Fund’s fiscal year ended October 31, 2024 was in the [first quintile] relative to the advisory fees paid by other funds in its Strategic Insight peer group for the comparable period. The Trustees considered that the expense ratio (based on managed assets) of the Fund’s common stock for the most recent fiscal year (both including and excluding investment-related expenses) was in the first quintile relative to its Strategic Insight peer group for the comparable period.
The Trustees also considered Victory Capital’s contractual commitment under the expense limitation agreement to waive fees and/or reimburse expenses for at least three years after the closing of the Transaction, so that the Fund’s total net annual operating expenses (excluding certain customary items) does not exceed the lower of (i) the total net annual operating expenses associated with investing in the Fund after application of expense limitation arrangements currently in effect for the Fund, if any, or (ii) the total net annual operating expenses of the Fund as of the end of the Fund’s most recent fiscal year, at the time the Transaction closes. The Trustees considered that the expense limitation agreement permits Victory Capital to recoup advisory fees waived and expenses reimbursed for up to two years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limitation in effect at the time of: (1) the original waiver or expense reimbursement; or (2) recoupment, after giving effect to the recoupment amount.
The Trustees also considered that Victory Capital does not manage closed-end funds except for the Pioneer closed-end funds.
The Trustees concluded that the advisory fee payable by the Fund to Victory Capital under the New Investment Advisory Agreement was reasonable in relation to the nature and quality of the services to be provided by Victory Capital.
Profitability
The Trustees considered information provided by Victory Capital regarding the estimated profitability of Victory Capital with respect to the advisory services proposed to be provided by Victory Capital to the Fund, including the methodology used by Victory Capital in allocating certain of its costs to the management of the Fund. The Trustees also considered Victory Capital’s profit margins in connection with the overall operation of the

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Fund. The Board considered the investments Victory Capital expected to make to support and grow the Pioneer funds brand and the costs to integrate the Amundi US/Pioneer Funds business into Victory Capital. The Board also considered information regarding Victory Capital’s profit margins with respect to the funds it currently manages. The Board considered Victory Capital’s representation that the fully integrated Amundi US/Pioneer Funds business, including investments to support ongoing growth, was expected to have a positive impact on Victory Capital’s overall financial profitability. The Trustees considered Victory Capital’s profit margins in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that Victory Capital’s estimated profitability with respect to the management of the Fund was not unreasonable.
Economies of Scale
The Trustees considered the extent to which Victory Capital may realize economies of scale or other efficiencies in managing and supporting the Fund. Since the Fund is a closed-end fund that has not raised additional capital, the Trustees concluded that economies of scale were not a relevant consideration in the renewal of the investment advisory agreement.
Other Benefits
The Trustees considered the other benefits that Victory Capital may enjoy from its relationship with the Fund. The Trustees considered the character and amount of fees to be paid by the Fund, other than under the New Investment Advisory Agreement, for services to be provided by Victory Capital and its affiliates. The Trustees further considered the revenues and profitability of Victory Capital’s businesses other than the Fund business. To the extent applicable, the Trustees also considered the potential benefits to the Fund and to Victory Capital and its affiliates from the use of “soft” commission dollars generated by the Fund to pay for research and brokerage services.
The Trustees noted that the completion of the Transaction would result in a long-term reciprocal distribution partnership between Amundi and Victory Capital, and that Victory Capital may benefit from Amundi’s ability to market the services of Victory Capital globally, including in an increase of the overall scale of Victory Capital. The Trustees considered that the Transaction, if completed, would significantly increase Victory Capital’s assets under management and expand Victory Capital’s investment capabilities. The Trustees considered that this increased size and diversification could facilitate Victory Capital’s continued investment in its
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business and products, which Victory Capital would be able to leverage across a broader base of assets. The Trustees considered that Victory Capital and the Fund are expected to receive reciprocal intangible benefits from the relationship, including mutual brand recognition. The Trustees concluded that any such benefits received by Victory Capital as a result of its relationship with the Fund were reasonable.
Conclusion
After consideration of the factors described above as well as other factors, the Trustees, including the Independent Trustees, concluded that the New Investment Advisory Agreement and the Interim Investment Advisory Agreement for the Fund, including the fees payable thereunder, were fair and reasonable and voted to approve the New Investment Advisory Agreement and the Interim Investment Advisory Agreement.

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How to Contact Victory Capital
We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.
Call us for:

Account Information,
including existing accounts,
new accounts, prospectuses, applications
and service forms
1-800-225-6292
Visit our web site:

vcm.com
This report must be preceded or accompanied by a prospectus.
The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s web site at https://sec.gov.

Victory Capital Management, Inc.
60 State Street
Boston, MA 02109
vcm.com
Securities offered through Victory Capital Services, Inc.
60 State Street, Boston, MA 02109
Underwriter of Victory Funds, Member SIPC
© 2025 Victory Capital Management, Inc. 28630-10-0625

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 19(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant’s Internet address and such intention.

Not applicable.

(f) The registrant must:

(1) File with the Commission, pursuant to Item 19(a)(1), a copy of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR (see attachment);

(2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

(3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made. See Item 19(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s Board of Trustees has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant’s Board of Trustees has determined that the registrant has at least one audit committee financial expert.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the Board of Trustees, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Mr. Fred J. Ricciardi, an independent Trustee, is such an audit committee financial expert.

(3) If the registrant provides the disclosure required by paragraph (a)(1) (ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

PIONEER FUNDS

APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES

PROVIDED BY THE INDEPENDENT AUDITOR

SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Amundi Asset Management US, Inc., the audit committee and the independent auditors.

The Funds recognize that a Fund’s independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund’s independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund’s independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

SECTION II - POLICY
SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
I. AUDIT SERVICES	Services that are directly related to performing the independent audit of the Funds

•  Accounting research assistance

•  SEC consultation, registration statements, and reporting

•  Tax accrual related matters

•  Implementation of new accounting standards

•  Compliance letters (e.g. rating agency letters)

•  Regulatory reviews and assistance regarding financial matters

•  Semi-annual reviews (if requested)

•  Comfort letters for closed end offerings

II. AUDIT-RELATED SERVICES	Services which are not prohibited under Rule 210.2-01(C)(4) (the “Rule”) and are related extensions of the audit services support the audit, or use the knowledge/expertise gained from the audit procedures as a foundation to complete the project. In most cases, if the Audit-Related Services are not performed by the Audit firm, the scope of the Audit Services would likely increase. The Services are typically well-defined and governed by accounting professional standards (AICPA, SEC, etc.)	• AICPA attest and agreed-upon procedures • Technology control assessments • Financial reporting control assessments • Enterprise security architecture assessment

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY

•  “One-time” pre-approval for the audit period for all pre-approved specific service subcategories. Approval of the independent auditors as auditors for a Fund shall constitute pre approval for these services.

• A summary of all such services and related fees reported at each regularly scheduled Audit Committee meeting.

• “One-time” pre-approval for the fund fiscal year within a specified dollar limit for all pre-approved specific service subcategories	• A summary of all such services and related fees (including comparison to specified dollar limits) reported quarterly.

• Specific approval is needed to exceed the pre-approved dollar limit for these services (see general Audit Committee approval policy below for details on obtaining specific approvals)

• Specific approval is needed to use the Fund’s auditors for Audit-Related Services not denoted as “pre-approved”, or to add a specific service subcategory as “pre-approved”

SECTION III - POLICY DETAIL, CONTINUED

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
III. TAX SERVICES	Services which are not prohibited by the Rule, if an officer of the Fund determines that using the Fund’s auditor to provide these services creates significant synergy in the form of efficiency, minimized disruption, or the ability to maintain a desired level of confidentiality.	• Tax planning and support • Tax controversy assistance • Tax compliance, tax returns, excise tax returns and support • Tax opinions

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY
• “One-time” pre-approval for the fund fiscal year within a specified dollar limit	• A summary of all such services and related fees (including comparison to specified dollar limits) reported quarterly.

• Specific approval is needed to exceed the pre-approved dollar limits for these services (see general Audit Committee approval policy below for details on obtaining specific approvals)

• Specific approval is needed to use the Fund’s auditors for tax services not denoted as pre-approved, or to add a specific service subcategory as “pre-approved”

SECTION III - POLICY DETAIL, CONTINUED

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
IV. OTHER SERVICES A. SYNERGISTIC, UNIQUE QUALIFICATIONS	Services which are not prohibited by the Rule, if an officer of the Fund determines that using the Fund’s auditor to provide these services creates significant synergy in the form of efficiency, minimized disruption, the ability to maintain a desired level of confidentiality, or where the Fund’s auditors posses unique or superior qualifications to provide these services, resulting in superior value and results for the Fund.	• Business Risk Management support • Other control and regulatory compliance projects

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY
• “One-time” pre-approval for the fund fiscal year within a specified dollar limit	• A summary of all such services and related fees (including comparison to specified dollar limits) reported quarterly.

• Specific approval is needed to exceed the pre-approved dollar limits for these services (see general Audit Committee approval policy below for details on obtaining specific approvals)

•  Specific approval is needed to use the Fund’s auditors for “Synergistic” or “Unique Qualifications” Other Services not denoted as pre-approved to the left, or to add a specific service subcategory as “pre-approved”

SECTION III - POLICY DETAIL, CONTINUED

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
PROHIBITED SERVICES	Services which result in the auditors losing independence status under the Rule.

1. Bookkeeping or other services related to the accounting records or financial statements of the audit client*

2. Financial information systems design and implementation*

3. Appraisal or valuation services, fairness* opinions, or contribution-in-kind reports

4. Actuarial services (i.e., setting actuarial reserves versus actuarial audit work)*

5. Internal audit outsourcing services*

6. Management functions or human resources

7. Broker or dealer, investment advisor, or investment banking services

8. Legal services and expert services unrelated to the audit

9. Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY

•  These services are not to be performed with the exception of the(*) services that may be permitted if they would not be subject to audit procedures at the audit client (as defined in rule 2-01(f)(4)) level the firm providing the service.

• A summary of all services and related fees reported at each regularly scheduled Audit Committee meeting will serve as continual confirmation that has not provided any restricted services.

GENERAL AUDIT COMMITTEE APPROVAL POLICY:

•	For all projects, the officers of the Funds and the Fund’s auditors will each make an assessment to determine that any proposed projects will not impair independence.

•

Potential services will be classified into the four non-restricted service categories and the “Approval of Audit, Audit-Related, Tax and Other Services” Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

•	At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountants engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrants accountant for services rendered to the registrant, and rendered to the registrants investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

N/A

(h) Disclose whether the registrants audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrants investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

The Fund’s audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre- approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

N/A

(i) A registrant identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form NCSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction must electronically submit to the Commission on a supplemental basis documentation that establishes that the registrant is not owned or controlled by a governmental entity in the foreign jurisdiction. The registrant must submit this documentation on or before the due date for this form. A registrant that is owned or controlled by a foreign governmental entity is not required to submit such documentation.

N/A

(j) A registrant that is a foreign issuer, as defined in 17 CFR 240.3b-4, identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction, for each year in which the registrant is so identified, must provide the below disclosures. Also, any such identified foreign issuer that uses a variable-interest entity or any similar structure that results in additional foreign entities being consolidated in the financial statements of the registrant is required to provide the below disclosures for itself and its consolidated foreign operating entity or entities. A registrant must disclose:

(1) That, for the immediately preceding annual financial statement period, a registered public accounting firm that the PCAOB was unable to inspect or investigate completely, because of a position taken by an authority in the foreign jurisdiction, issued an audit report for the registrant;

N/A

(2) The percentage of shares of the registrant owned by governmental entities in the foreign jurisdiction in which the registrant is incorporated or otherwise organized;

N/A

(3) Whether governmental entities in the applicable foreign jurisdiction with respect to that registered public accounting firm have a controlling financial interest with respect to the registrant; N/A

(4) The name of each official of the Chinese Communist Party who is a member of the board of directors of the registrant or the operating entity with respect to the registrant;

N/A

(5) Whether the articles of incorporation of the registrant (or equivalent organizing document) contains any charter of the Chinese Communist Party, including the text of any such charter.

N/A

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.1212 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item 7 of this Form.

Included in Item 1

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Included in Item 1

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

N/A

ITEM 9. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES. (Unaudited)

N/A

Item 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES. (Unaudited)

Each Board Member also serves as a Board Member of other Funds in the Pioneer Family of Funds complex. Annual retainer fees and attendance fees are allocated to each Fund based on net assets. Trustees’ fees paid by the Fund are within Item 1. Statement of Operations as Trustees’ fees and expenses.

Item 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESMENT ADVISORY CONTRACT. (Unaudited)

Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Fund’s previous investment adviser, has been contributed to Victory Capital Holdings, Inc. (“Victory Capital Holdings”), the parent company of Victory Capital Management Inc. (“Victory Capital”) (the “Transaction”). As a result of the Transaction, the Fund’s investment advisory agreement with Amundi US (the “Amundi US Investment Advisory Agreement”) terminated automatically on April 1, 2025. In connection with the Transaction, the Fund’s Board of Trustees (the “Board” or the “Trustees”) approved a new investment advisory agreement with Victory Capital (the “New Investment Advisory Agreement”) at a Board meeting held on December 16, 2024, subject to approval by the Fund’s stockholders. Shareholders approved the New Advisory Agreement for the fund at a meeting held on March 27, 2025 and, as a result, the New Advisory Agreement became effective on April 1, 2025. At the December 16, 2024 Board meeting, the Board also approved an interim investment advisory agreement with Victory Capital (the “Interim Investment Advisory Agreement”) to take effect upon the closing of the Transaction in the event that additional time was needed to solicit stockholder approval of the New Investment Advisory Agreement. The Board’s considerations in approving the New Investment Advisory Agreement and the Interim Investment Advisory Agreement are discussed below.

Board Evaluation of the New Investment Advisory Agreement and Interim Investment Advisory Agreement

The Board evaluated the Transaction and the New Investment Advisory Agreement and Interim Investment Advisory Agreement for the Fund. At in-person meetings held on May 14-15, 2024, July 22-23, 2024, September 16-17, 2024, November 12-13, 2024, and December 16, 2024, the Board met to consider the Transaction, including the plan to contribute Amundi US to Victory Capital Holdings in exchange for Amundi Asset Management S.A.S. (“Amundi”) becoming a significant shareholder of Victory Capital Holdings, and to establish a long-term reciprocal distribution partnership between Amundi and Victory Capital. The Board was advised that the Transaction, if completed, would constitute a change of control under the 1940 Act that would result in the termination of the Amundi US Investment Advisory Agreement.

At these meetings, which included meetings of the full Board and separate meetings of the Independent Trustees, and at video conferences of the Independent Trustees held on May 23, 2024, June 24, 2024, August 19, 2024, October 29, 2024 and December 9, 2024, the Board or the Independent Trustees, as the case may be, considered, among other things, whether it would be in the best interests of the Fund and its stockholders to approve the New Investment Advisory Agreement. To assist the Board in its consideration of the New Investment Advisory Agreement and the anticipated impacts of the Transaction on the Fund and its stockholders, Victory Capital provided materials and information about Victory Capital, including its financial condition and asset management capabilities and organization, and Victory Capital and Amundi provided materials and information about the proposed Transaction between Victory Capital and Amundi.

To assist the Board in its consideration of the New Investment Advisory Agreement, Victory Capital provided extensive information to the Board regarding the Transaction and the investment advisory services to be provided by Victory Capital under the New Investment Advisory Agreement. Before and during the December 16, 2024 meeting, the Board sought additional information as it deemed necessary and appropriate. In connection with their consideration of the New Investment Advisory Agreement, the Independent Trustees worked with their independent legal counsel to prepare requests for additional information that were submitted to Victory Capital and Amundi US. The Board’s requests for information sought information relevant to the Board’s consideration of the New Investment Advisory Agreement and other anticipated impacts of the Transaction on the Fund and its stockholders. In addition, the Board formed a Transaction Sub-Committee, Sub-Committee, comprised solely of Independent Trustees, to assist the Board in its consideration of the New Investment Advisory Agreement and the Transaction. The Board and the Transaction Sub-Committee met with senior management representatives of Victory Capital and Amundi US on numerous occasions to discuss various aspects of the Transaction, to review information provided to assist the Board in its consideration of the New Investment Advisory Agreement and the Transaction, and to make supplemental due diligence requests for additional information from Victory Capital and Amundi US with respect to the New Investment Advisory Agreement and the Transaction. Victory Capital and Amundi US provided documents and information in response to the requests from the Board and the Transaction as well as made presentations to, and responded to questions from, the Board and the Transaction Sub-Committee at various meetings.

Prior to voting on the New Investment Advisory Agreement, the Independent Trustees reviewed the Transaction and the New Investment Advisory Agreement with representatives of Amundi US and Victory Capital, counsel to the Fund and counsel to the Independent Trustees. The Independent Trustees also reviewed the Transaction and the New Investment Advisory Agreement with their counsel in private sessions at which no representatives of Amundi US, Victory Capital or counsel to the Fund were present.

The Board’s evaluation of the New Investment Advisory Agreement reflected the information provided specifically in connection with its review of the New Investment Advisory Agreement, as well as, where relevant, information that was previously furnished to the Board in connection with the renewal of the Amundi US Investment Advisory Agreement at in-person meetings held on September 17, 2024 and at other Board meetings throughout the prior year.

Among other things, the Trustees considered:

(i) that, in the Transaction, Amundi US would be contributed to Victory Capital in exchange for shares of Victory Capital Holdings issued to Amundi without Amundi becoming a controlling stockholder of Victory Capital Holdings, and that Victory Capital and Amundi would establish a longterm reciprocal distribution partnership;

(ii) representations by Victory Capital regarding the reputation, experience, financial strength and resources of Victory Capital and its investment franchises;

(iii) that Victory Capital has informed the Board that the Transaction was not expected to have a material adverse impact on the nature, scope and overall quality of services provided to the Fund and its stockholders, including investment management, risk management, administrative, compliance, legal and other services;

(iv) that Victory Capital informed the Board that the portfolio managers of the Fund were expected to continue to act as portfolio managers of the Fund following the consummation of the Transaction as members of Pioneer Investments, a planned Victory Capital investment franchise, managing the Fund using the same investment approach under which the Fund was previously managed, and the Board considered the historical investment performance record of the Fund under such investment approach;

(v) the non-investment resources, infrastructure and personnel of Victory Capital that would be involved in Victory Capital’s services to the Fund, including Victory Capital’s legal and operational structure, risk management, administrative, legal, compliance and cybersecurity functions;

(vi) that the Fund’s contractual advisory fee rate would remain the same and would not increase by virtue of the New Investment Advisory Agreement;

(vii) the terms and conditions of the New Investment Advisory Agreement, including that the New Investment Advisory Agreement was substantially identical to the Amundi US Investment Advisory Agreement;

(viii) the terms of the Interim Investment Advisory Agreement (including fees) also are substantially the same as the terms of the Amundi US Investment Advisory Agreement, that the Interim Investment Agreement allows Victory Capital to manage each Fund for up to 150 days following the closing of the Transaction, and that investment advisory fees payable under the Interim Investment Advisory Agreement will be held in escrow during the term of the Interim Investment Advisory Agreement;

(ix) that the Trustees had recently approved the continuance of the Amundi US Investment Advisory Agreement with Amundi US at an in-person meeting held on September 17, 2024 and, in connection with the Trustees’ review of the Amundi US Investment Advisory Agreement, received and considered full comparative fee and expense data;

(x) Victory Capital’s plans to propose to transition from certain of the Fund’s current service providers, including fund administration, to the Victory Funds’ service providers following the consummation of the Transaction

(xi) that Victory Capital had agreed with the Board that, for at least three years after the Transaction closes, Victory Capital would waive fees and/or reimburse expenses so that the Fund’s total net annual operating expenses (excluding certain customary items) does not exceed the lower of (i) the total net annual operating expenses associated with investing in the Fund after application of expense limitation arrangements currently in effect for the Fund, if any, or (ii) the total net annual operating expenses of the Fund as of the end of the Fund’s most recent fiscal year at the time of the Transaction close, and that the contractual expense limitation agreement permits Victory Capital to recoup advisory fees waived and expenses reimbursed for up to two years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limitation in effect at the time of: (1) the original waiver or expense reimbursement; or (2) recoupment, after giving effect to the recoupment amount;

(xii) that Victory Capital did not expect to propose any changes to the investment objective (s) of the Fund or any changes to the principal investment strategies of the Fund as a result of the Transaction; (xiii) that Victory Capital had acquired and integrated several investment management companies;

(xiv) the potential benefits to the stockholders of the Fund, including continuity of portfolio management and operating efficiencies due to the greater scale of Victory Capital that may be achieved from the Transaction;

(xv) that Victory Capital and Amundi would each derive benefits from the Transaction and that, as a result, they had a financial interest in the matters that were being considered;

(xvi) that Victory Capital and Amundi had agreed to conduct, and use reasonable best efforts to cause their affiliates to conduct, their respective businesses in compliance with Section 15(f) of the 1940 Act so as not to impose an “unfair burden” on the Fund; and

(xvii) that the Fund would not bear the costs of obtaining stockholder approval of the New Investment Advisory Agreement, including proxy solicitation costs, legal fees and the costs of printing and mailing the proxy statement, regardless of whether the Transaction is consummated. Certain of these considerations are discussed in more detail below. The Trustees also requested, obtained and considered the following information in connection with their evaluation of the Transaction and the New Investment Advisory Agreement for the Fund: (i) memoranda provided by Fund counsel that summarized the legal standards and other considerations that are relevant to the Trustees in their deliberations regarding the New Investment Advisory Agreement; and (ii) the Fund’s advisory fees and total expense ratios, the financial statements of Victory Capital, a profitability analysis provided by Victory Capital, and an analysis from Victory Capital as to possible economies of scale. The Trustees further considered, materials provided in connection with their review of the Amundi US Investment Advisory Agreement, including, for the Fund, information regarding the qualifications of the investment management teams for the Fund, as well as the level of investment by the Fund’s portfolio managers in the Fund. In addition, the Trustees considered the information provided at regularly scheduled meetings throughout the year regarding the Fund’s performance and risk attributes, including through meetings with investment management personnel, and took into account other information related to the Fund provided to the Trustees at regularly scheduled meetings. At the December 16, 2024, meeting, based on their evaluation of the information provided by Victory Capital and Amundi US, the Trustees including the Independent Trustees voting separately, approved the New Investment Advisory Agreement and the Interim Investment Advisory Agreement for the Fund. In considering the New Investment Advisory Agreement for the Fund, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in their determinations. The Trustees considered the same factors with respect to the Interim Investment Advisory Agreement for the Fund.

Nature, Extent and Quality of Services

The Trustees considered the nature, extent and quality of the services that had been provided by Amundi US to the Fund and that were expected to be provided by Victory Capital to the Fund following the consummation of the Transaction, taking into account the investment objective(s) and principal investment strategies of the Fund.

The Board considered information provided by Victory Capital regarding its business and operating structure, scale of operations, leadership and reputation. The Board also considered the capabilities, resources, and personnel of Victory Capital, in order to determine whether Victory Capital was capable of providing the same level of investment management services provided to the Fund by Amundi US. The Board received information regarding Victory Capital’s plans to integrate Amundi US investment personnel into Victory Capital as members of Pioneer Investments, a Victory Capital investment franchise. The Board noted that it had considered the qualifications of the portfolio managers at Amundi US at its September 17, 2024 Meeting.

The Trustees considered Victory Capital’s representation that there would be no change to the investment approach under which the Fund would be managed under the New Investment Advisory Agreement. The Board considered the non-investment resources, infrastructure and personnel of Victory Capital that would be involved in Victory Capital’s services to the Fund, including Victory Capital’s compliance, risk management, cybersecurity and legal resources and personnel. The Board also reviewed information provided by Victory Capital related to its business, legal, and regulatory affairs, including information regarding the resources available to Victory Capital to provide the services specified under the New Investment Advisory Agreement. The Board also considered Victory Capital’s financial condition, and noted that Victory Capital was expected to be able to provide a high level of service to the Fund and continuously invest and re-invest in its investment management business. The Trustees considered that Amundi US previously supervised and monitored the performance of the Fund’s service providers and provided the Fund with personnel (including Fund officers) and other resources that are necessary for the Fund’s business management and operations, and considered the personnel and resources that Victory Capital proposed to provide with respect to such services. The Trustees also considered that, as administrator, Amundi US was responsible for the administration of the Fund’s business and other affairs and that, post-Transaction, Victory Capital would be responsible for the administration of the Fund’s business and other affairs. The Trustees considered that the fees Victory Capital would charge for administration services are higher than the fees that Amundi US received as reimbursement for services rendered, and considered Victory Capital’s explanation of the reasons for the differences in administration fees charged by Victory Capital and Amundi US as well as the expense limitation arrangements proposed to be implemented for the Fund for at least three years following the completion of the Transaction. The Trustees considered that the terms and conditions of the New Investment Advisory Agreement were substantially similar to the terms and conditions of the Amundi US Investment Advisory Agreement, except or different execution dates, effective dates and termination dates. The Trustees considered that the terms of the Interim Investment Advisory Agreement (including fees) also are substantially the same as the terms of the Amundi US Investment Advisory Agreement, that the Interim Investment Agreement allows Victory Capital to manage each Fund for up to 150 days following the closing of the Transaction, and that investment advisory fees payable under the Interim Investment Advisory Agreement will be held in escrow during the term of the Interim Investment Advisory Agreement.

The Trustees received and considered information regarding the Victory Funds’ key service providers, including custody, transfer agency and administration service providers, the fees charged by such service providers as compared to the fees charged by the Fund’s current service providers, and Victory Capital’s plans to propose the transition from certain of the Fund’s current service providers to the Victory Funds’ service providers following the consummation of the Transaction.

The Trustees considered that Victory Capital had advised the Board that, notwithstanding the above, the Transaction was not expected to have a material adverse impact on the nature, scope and overall quality of services provided to the Fund and its stockholders, including investment advisory, risk management, administrative, compliance, legal and other services, as a result of the Transaction. In that regard, the Trustees considered the statements by representatives of Victory Capital that they did not foresee major changes in the day-to-day investment management operations of the Fund as a direct result of the Transaction, and also considered the risk management, legal and compliance services that Victory Capital would provide with respect to the Fund.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services that are proposed to be provided by Victory Capital to the Fund would be satisfactory and consistent with the terms of the Investment Advisory Agreement.

Performance of the Fund

In considering the Fund’s performance, the Trustees regularly reviewed and discussed throughout the year data prepared by Amundi US and information comparing the Fund’s performance with the performance of its peer group of funds, as classified by Morningstar, Inc. (Morningstar), and with the performance of the Fund’s benchmark index. The Trustees also regularly considered the Fund’s returns at market value relative to its peers, as well as the discount at which the Fund’s shares may trade on the New York Stock Exchange compared to its net asset value per share. They also discussed the Fund’s performance with Amundi US on a regular basis. The Trustees’ regular reviews and discussions factored into the Trustees’ deliberations concerning the approval of the New Investment Advisory Agreement.

In addition, the Board considered that the Fund’s portfolio managers were expected to continue to act as portfolio managers of the Fund following the consummation of the Transaction as members of Pioneer Investments, a Victory Capital investment franchise.

The Board also considered that no changes were proposed to the Fund’s investment objective (s) or principal investment strategies in connection with the Transaction and the New Investment Advisory Agreement.

Advisory Fee and Expenses

The Trustees noted that the advisory fee rate payable by the Fund was identical under the Amundi US Investment Advisory Agreement and the New Investment Advisory Agreement. The Trustees considered information received in connection with the Trustees’ consideration of the renewal of the Amundi US Investment Advisory Agreement at in-person meetings held on September 17, 2024 showing the fees and expenses of the Fund in comparison to the advisory fees and expense ratios of a peer group of funds selected on the basis of criteria determined by the Independent Trustees for this purpose using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC (Strategic Insight), an independent third party. [The peer group comparisons referred to below are organized in quintiles.] Each quintile represents one-fifth of the peer group. In all peer group comparisons referred to below, first quintile is most favorable to the Fund’s shareowners.

The Trustees considered that the Fund’s advisory fee (based on managed assets) for the Fund’s fiscal year ended October 31, 2024 was in the [first quintile] relative to the advisory fees paid by other funds in its Strategic Insight peer group for the comparable period. The Trustees considered that the expense ratio (based on managed assets) of the Fund’s common stock for the most recent fiscal year (both including and excluding investmentrelated expenses) was in the first quintile relative to its Strategic Insight peer group for the comparable period.

The Trustees also considered Victory Capital’s contractual commitment under the expense limitation agreement to waive fees and/or reimburse expenses for at least three years after the closing of the Transaction, so that the Fund’s total net annual operating expenses (excluding certain customary items) does not exceed the lower of (i) the total net annual operating expenses associated with investing in the Fund after application of expense limitation arrangements currently in effect for the Fund, if any, or (ii) the total net annual operating expenses of the Fund as of the end of the Fund’s most recent fiscal year, at the time the Transaction closes. The Trustees considered that the expense limitation agreement permits Victory Capital to recoup advisory fees waived and expenses reimbursed for up to two years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limitation in effect at the time of: (1) the original waiver or expense reimbursement; or (2) recoupment, after giving effect to the recoupment amount.

The Trustees also considered that Victory Capital does not manage closedend funds except for the Pioneer closed-end funds.

The Trustees concluded that the advisory fee payable by the Fund to Victory Capital under the New Investment Advisory Agreement was reasonable in relation to the nature and quality of the services to be provided by Victory Capital.

Profitability

The Trustees considered information provided by Victory Capital regarding the estimated profitability of Victory Capital with respect to the advisory services proposed to be provided by Victory Capital to the Fund, including the methodology used by Victory Capital in allocating certain of its costs to the management of the Fund. The Trustees also considered Victory Capital’s profit margins in connection with the overall operation of the Fund. The Board considered the investments Victory Capital expected to make to support and grow the Pioneer funds brand and the costs to integrate the Amundi US/Pioneer Funds business into Victory Capital. The Board also considered information regarding Victory Capital’s profit margins with respect to the funds it currently manages. The Board considered Victory Capital’s representation that the fully integrated Amundi US/Pioneer Funds business, including investments to support ongoing growth, was expected to have a positive impact on Victory Capital’s overall financial profitability. The Trustees considered Victory Capital’s profit margins in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that Victory Capital’s estimated profitability with respect to the management of the Fund was not unreasonable.

Economies of Scale

The Trustees considered the extent to which Victory Capital may realize economies of scale or other efficiencies in managing and supporting the Fund. Since the Fund is a closed-end fund that has not raised additional capital, the Trustees concluded that economies of scale were not a relevant consideration in the renewal of the investment advisory agreement.

Other Benefits

The Trustees considered the other benefits that Victory Capital may enjoy from its relationship with the Fund. The Trustees considered the character and amount of fees to be paid by the Fund, other than under the New Investment Advisory Agreement, for services to be provided by Victory Capital and its affiliates. The Trustees further considered the revenues and profitability of Victory Capital’s businesses other than the Fund business. To the extent applicable, the Trustees also considered the potential benefits to the Fund and to Victory Capital and its affiliates from the use of “soft” commission dollars generated by the Fund to pay for research and brokerage services.

The Trustees noted that the completion of the Transaction would result in a long-term reciprocal distribution partnership between Amundi and Victory Capital, and that Victory Capital may benefit from Amundi’s ability to market the services of Victory Capital globally, including in an increase of the overall scale of Victory Capital. The Trustees considered that the Transaction, if completed, would significantly increase Victory Capital’s assets under management and expand Victory Capital’s investment capabilities. The Trustees considered that this increased size and diversification could facilitate Victory Capital’s continued investment in its business and products, which Victory Capital would be able to leverage across a broader base of assets. The Trustees considered that Victory Capital and the Fund are expected to receive reciprocal intangible benefits from the relationship, including mutual brand recognition. The Trustees concluded that any such benefits received by Victory Capital as a result of its relationship with the Fund were reasonable.

Conclusion

After consideration of the factors described above as well as other factors, the Trustees, including the Independent Trustees, concluded that the New Investment Advisory Agreement and the Interim Investment Advisory Agreement for the Fund, including the fees payable thereunder, were fair and reasonable and voted to approve the New Investment Advisory Agreement and the Interim Investment Advisory Agreement.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. (Unaudited)

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

N/A

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR, provide the following information:

(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrant’s portfolio (“Portfolio Manager”). Also state each Portfolio Manager’s business experience during the past 5 years.

N/A

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

N/A

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R(17 CFR 229.407)(as required by Item 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R of Schedule 14(A) in its definitive proxy statement, or this item.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financials officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30(a)-3(b) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are effective based on the evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) If the registrant is a closed-end management investment company, provide the following dollar amounts of income and compensation related to the securities lending activities of the registrant during its most recent fiscal year:

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(1) Gross income from securities lending activities;

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(2) All fees and/or compensation for each of the following securities lending activities and related services: any share of revenue generated by the securities lending program paid to the securities lending agent(s) (revenue split); fees paid for cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split; administrative fees that are not included in the revenue split; fees for indemnification that are not included in the revenue split; rebates paid to borrowers; and any other fees relating to the securities lending program that are not included in the revenue split, including a description of those other fees;

N/A

(3) The aggregate fees/compensation disclosed pursuant to paragraph (2); and

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(4) Net income from securities lending activities (i.e., the dollar amount in paragraph (1) minus the dollar amount in paragraph (3)).

If a fee for a service is included in the revenue split, state that the fee is included in the revenue split.

N/A

(b) If the registrant is a closed-end management investment company, describe the services provided to the registrant by the securities lending agent in the registrants most recent fiscal year.

N/A

Item 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

N/A

ITEM 19. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) , exactly as set forth below:

Filed herewith.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(3) Not applicable.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer ILS Interval Fund

By (Signature and Title)* /s/ Thomas Dusenberry

Thomas Dusenberry, President and Principal Executive Officer

Date July 8, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Thomas Dusenberry

Thomas Dusenberry, President and Principal Executive Officer

Date July 8, 2025

By (Signature and Title)* /s/ Carol D. Trevino

Carol D. Trevino, Treasurer Principal Financial Officer

Date July 8, 2025

*	Print the name and title of each signing officer under his or her signature.